UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 04651

John Hancock Strategic Series (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared two annual reports to shareholders for the period ended November 30, 2021. The first report applies to John Hancock Income Fund and the second report applies to three John Hancock Managed Account Shares.

Semiannual report
John Hancock
Income Fund
Fixed income
November 30, 2021

A message to shareholders
Dear shareholder,
The fixed-income markets grew increasingly volatile during the six months ended November 30, 2021. One factor was rising inflation; the 12-month inflation rate in the United States and eurozone reached 30-year highs, and inflation generally rose across Asia as well. Persistently high inflation led to expectations that central banks around the world will reduce or eliminate their accommodative policies sooner than expected.
Another factor was the spread of new, more-transmissible COVID-19 variants, including Delta and Omicron, that created uncertainty about global economic growth going forward. In this environment, global bond yields generally moved higher, led by short- and intermediate-term yields as investors began to price in changing central bank policies.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
36	Financial statements
40	Financial highlights
47	Notes to financial statements
61	Evaluation of advisory and subadvisory agreements by the Board of Trustees
68	More information
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2021 (%)

The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	3

COUNTRY COMPOSITION AS OF 11/30/2021 (% of net assets)
United States	61.0
Canada	7.0
United Kingdom	3.1
Luxembourg	2.7
Indonesia	2.6
Australia	2.2
Brazil	1.7
Mexico	1.7
Norway	1.4
Colombia	1.2
Other countries	15.4
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-21	as of 11-30-21
Class A	-4.24	2.52	3.41	-5.64	13.27	39.89	2.16	2.16
Class C	-1.93	2.66	3.12	-3.04	14.00	35.97	1.55	1.54
Class I1	0.04	3.68	4.17	-1.43	19.82	50.49	2.56	2.55
Class R2[1,2]	-0.21	3.31	3.81	-1.62	17.68	45.32	2.16	2.15
Class R4[1]	0.05	3.57	4.03	-1.50	19.15	48.41	2.41	2.30
Class R5[1]	0.09	3.74	4.22	-1.55	20.17	51.23	2.61	2.60
Class R6[1]	0.14	3.83	4.30	-1.38	20.65	52.31	2.66	2.65
Index††	-1.15	3.65	3.04	1.02	19.64	34.88	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6
Gross (%)	0.82	1.52	0.52	0.91	0.76	0.46	0.41
Net (%)	0.81	1.51	0.51	0.91	0.66	0.45	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg U.S. Aggregate Bond Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Aggregate Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	11-30-11	13,597	13,597	13,488
Class I1	11-30-11	15,049	15,049	13,488
Class R2[1,2]	11-30-11	14,532	14,532	13,488
Class R4[1]	11-30-11	14,841	14,841	13,488
Class R5[1]	11-30-11	15,123	15,123	13,488
Class R6[1]	11-30-11	15,231	15,231	13,488
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	Class R2 shares were first offered on 3-1-12. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2021	Ending value on 11-30-2021	Expenses paid during period ended 11-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$982.80	$3.98	0.80%
	Hypothetical example	1,000.00	1,021.10	4.05	0.80%
Class C	Actual expenses/actual returns	1,000.00	979.30	7.44	1.50%
	Hypothetical example	1,000.00	1,017.50	7.59	1.50%
Class I	Actual expenses/actual returns	1,000.00	985.70	2.49	0.50%
	Hypothetical example	1,000.00	1,022.60	2.54	0.50%
Class R2	Actual expenses/actual returns	1,000.00	983.80	4.48	0.90%
	Hypothetical example	1,000.00	1,020.60	4.56	0.90%
Class R4	Actual expenses/actual returns	1,000.00	985.00	3.23	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class R5	Actual expenses/actual returns	1,000.00	984.50	2.24	0.45%
	Hypothetical example	1,000.00	1,022.80	2.28	0.45%
Class R6	Actual expenses/actual returns	1,000.00	986.20	1.99	0.40%
	Hypothetical example	1,000.00	1,023.10	2.03	0.40%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 5.4%					$120,458,695
(Cost $113,236,379)
U.S. Government 5.4%					120,458,695
U.S. Treasury
Bond	2.000	02-15-50		15,390,000	16,080,145
Bond	2.750	11-15-42		6,190,000	7,149,692
Bond	3.000	02-15-49		22,685,000	28,602,595
Bond	4.375	02-15-38		14,475,000	20,256,519
Note	0.250	10-31-25		3,000,000	2,908,477
Note	0.375	11-30-25		6,155,000	5,988,382
Note	2.000	11-15-26		15,250,000	15,880,850
Note	2.375	02-29-24		15,685,000	16,287,892
Note	2.625	02-15-29		5,790,000	6,289,614

Treasury Inflation Protected Security	0.125	01-15-30		911,498	1,014,529
Foreign government obligations 19.0%					$423,796,266
(Cost $442,786,936)
Australia 1.3%					30,382,645
Commonwealth of Australia	0.250	11-21-24	AUD	16,225,000	11,350,996
Commonwealth of Australia	0.500	09-21-26	AUD	3,560,000	2,440,151
New South Wales Treasury Corp.	1.000	02-08-24	AUD	15,155,000	10,822,895
New South Wales Treasury Corp.	1.250	03-20-25	AUD	3,440,000	2,455,700
Queensland Treasury Corp. (A)	4.250	07-21-23	AUD	4,385,000	3,312,903
Austria 0.2%					4,129,441
Republic of Austria (A)	0.500	02-20-29	EUR	3,450,000	4,129,441
Brazil 0.8%					17,045,230
Federative Republic of Brazil	10.000	01-01-23	BRL	22,145,000	4,026,696
Federative Republic of Brazil	10.000	01-01-25	BRL	59,155,000	10,580,652
Federative Republic of Brazil	10.000	01-01-27	BRL	13,815,000	2,437,882
Canada 3.3%					74,504,848
Canada Housing Trust No. 1 (A)	1.250	06-15-26	CAD	5,200,000	4,000,432
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	2,565,000	2,037,784
Government of Canada	2.250	03-01-24	CAD	23,115,000	18,572,702
Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,356,194
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,791,681
Province of Ontario	1.350	12-02-30	CAD	31,135,000	22,818,035
Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,612,565
Province of Ontario	3.450	06-02-45	CAD	3,895,000	3,450,175
Province of Quebec	0.200	04-07-25	EUR	3,630,000	4,174,420
Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,748,839
Province of Quebec	3.750	09-01-24	CAD	3,530,000	2,942,021
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
China 0.7%					$15,857,936
People’s Republic of China	1.990	04-09-25	CNY	34,810,000	5,340,537
People’s Republic of China	2.880	11-05-23	CNY	66,520,000	10,517,399
Colombia 0.9%					20,977,074
Republic of Colombia	3.250	04-22-32		4,315,000	3,851,353
Republic of Colombia	4.500	03-15-29		1,120,000	1,143,475
Republic of Colombia	5.625	02-26-44		1,120,000	1,101,296
Republic of Colombia	6.250	11-26-25	COP	17,345,000,000	4,198,054
Republic of Colombia	7.500	08-26-26	COP	17,735,000,000	4,429,755
Republic of Colombia	10.000	07-24-24	COP	23,096,400,000	6,253,141
Finland 0.2%					3,811,850
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,811,850
India 0.1%					3,161,086
Republic of India	6.100	07-12-31	INR	166,260,000	2,174,157
Republic of India	7.270	04-08-26	INR	69,990,000	986,929
Indonesia 2.3%					51,813,396
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,297,334
Republic of Indonesia (A)	2.150	07-18-24	EUR	3,335,000	3,953,119
Republic of Indonesia	3.050	03-12-51		2,570,000	2,472,357
Republic of Indonesia	3.850	10-15-30		1,650,000	1,835,942
Republic of Indonesia	6.125	05-15-28	IDR	53,219,000,000	3,777,145
Republic of Indonesia	6.500	06-15-25	IDR	182,145,000,000	13,430,742
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	2,149,960
Republic of Indonesia	7.000	09-15-30	IDR	100,451,000,000	7,315,091
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,429,727
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,118,261
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,540,982
Republic of Indonesia	8.250	05-15-29	IDR	5,604,000,000	440,182
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,894,501
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,962,756
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,195,297
Ireland 0.7%					15,188,287
Republic of Ireland	3.400	03-18-24	EUR	10,463,000	12,979,379
Republic of Ireland	3.900	03-20-23	EUR	1,840,000	2,208,908
Israel 0.1%					2,057,056
State of Israel	2.500	01-15-30		1,985,000	2,057,056
Italy 0.5%					10,441,698
Republic of Italy	1.250	02-17-26		3,387,000	3,305,362
Republic of Italy (A)	1.850	07-01-25	EUR	5,900,000	7,136,336
Japan 0.8%					17,288,111
Government of Japan	0.100	12-20-23	JPY	1,945,000,000	17,288,111
10	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia 0.9%					$20,527,097
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,870,718
Government of Malaysia	3.828	07-05-34	MYR	7,300,000	1,715,871
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,563,351
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,362,454
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	4,098,500
Government of Malaysia	3.900	11-30-26	MYR	8,610,000	2,114,877
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	3,801,326
Mexico 1.1%					25,764,331
Government of Mexico	5.750	03-05-26	MXN	113,380,000	4,993,638
Government of Mexico	6.750	03-09-23	MXN	105,030,000	4,918,936
Government of Mexico	7.500	06-03-27	MXN	202,360,000	9,496,504
Government of Mexico	7.750	05-29-31	MXN	134,460,000	6,355,253
New Zealand 0.5%					10,516,233
Government of New Zealand	0.500	05-15-24	NZD	2,700,000	1,783,858
Government of New Zealand	5.500	04-15-23	NZD	12,130,000	8,732,375
Norway 1.0%					21,492,665
Kingdom of Norway (A)	1.375	08-19-30	NOK	31,485,000	3,452,796
Kingdom of Norway (A)	1.500	02-19-26	NOK	37,580,000	4,180,018
Kingdom of Norway (A)	2.000	05-24-23	NOK	123,640,000	13,859,851
Philippines 0.5%					10,820,690
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	6,299,219
Republic of the Philippines	6.250	01-14-36	PHP	202,000,000	4,521,471
Portugal 0.2%					3,923,195
Republic of Portugal (A)	0.700	10-15-27	EUR	3,290,000	3,923,195
Qatar 0.2%					3,609,128
State of Qatar (A)	4.817	03-14-49		2,795,000	3,609,128
Singapore 0.9%					20,764,919
Republic of Singapore	2.375	06-01-25	SGD	21,100,000	16,124,909
Republic of Singapore	3.375	09-01-33	SGD	5,470,000	4,640,010
Spain 0.4%					8,453,463
Kingdom of Spain (A)	0.250	07-30-24	EUR	3,615,000	4,180,579
Kingdom of Spain (A)	0.800	07-30-27	EUR	3,585,000	4,272,884
Sweden 0.3%					6,535,592
Kingdom of Sweden (A)	0.125	04-24-23	EUR	5,710,000	6,535,592
United Arab Emirates 0.4%					8,880,334
Government of Abu Dhabi (A)	1.700	03-02-31		3,980,000	3,831,546
Government of Abu Dhabi (A)	3.125	04-16-30		2,940,000	3,167,850
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,880,938
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
United Kingdom 0.7%					$15,849,961
Government of United Kingdom	0.500	07-22-22	GBP	11,885,000	15,849,961

Corporate bonds 54.9%					$1,224,719,545
(Cost $1,217,640,158)
Communication services 7.6%					169,703,056
Diversified telecommunication services 0.4%
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,580,984
GCI LLC (A)	4.750	10-15-28		5,445,000	5,573,502
Kenbourne Invest SA (A)	4.700	01-22-28		1,630,000	1,583,545
Entertainment 0.6%
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		4,520,000	4,576,500
Netflix, Inc.	4.375	11-15-26		2,985,000	3,290,963
Netflix, Inc.	4.875	04-15-28		3,455,000	3,908,469
WMG Acquisition Corp. (A)	3.000	02-15-31		1,545,000	1,454,973
Interactive media and services 0.2%
ANGI Group LLC (A)	3.875	08-15-28		2,820,000	2,678,549
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,666,463
Media 4.3%
Altice Financing SA (A)	5.000	01-15-28		6,940,000	6,487,824
Cable One, Inc. (A)	4.000	11-15-30		1,490,000	1,434,125
CCO Holdings LLC (A)	4.250	02-01-31		3,005,000	2,960,195
CCO Holdings LLC (A)	4.500	08-15-30		4,915,000	4,954,050
CCO Holdings LLC (A)	4.500	06-01-33		2,340,000	2,304,900
CCO Holdings LLC (A)	4.750	03-01-30		6,615,000	6,777,927
CCO Holdings LLC (A)	5.125	05-01-27		7,910,000	8,141,644
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,958,551
Charter Communications Operating LLC	5.125	07-01-49		9,195,000	10,837,725
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	6,522,522
Charter Communications Operating LLC	6.484	10-23-45		5,105,000	6,976,547
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		3,410,000	3,225,042
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		3,535,000	3,520,966
News Corp. (A)	3.875	05-15-29		7,765,000	7,631,093
Sirius XM Radio, Inc. (A)	4.125	07-01-30		445,000	434,729
Townsquare Media, Inc. (A)	6.875	02-01-26		4,795,000	5,028,277
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	2,198,993
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		5,844,000	6,060,111
VTR Comunicaciones SpA (A)	4.375	04-15-29		2,025,000	2,014,895
12	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
VTR Comunicaciones SpA (A)	5.125	01-15-28		1,908,000	$1,946,065
VTR Finance NV (A)	6.375	07-15-28		2,435,000	2,568,949
Wireless telecommunication services 2.1%
Millicom International Cellular SA (A)	4.500	04-27-31		1,895,000	1,886,473
Millicom International Cellular SA (A)	6.250	03-25-29		1,575,000	1,673,438
Sprint Capital Corp.	8.750	03-15-32		3,855,000	5,699,232
Sprint Corp.	7.125	06-15-24		735,000	823,590
T-Mobile USA, Inc.	2.250	11-15-31		7,970,000	7,653,528
T-Mobile USA, Inc.	2.625	04-15-26		1,070,000	1,070,187
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,896,225
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,756,031
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	2,173,500
T-Mobile USA, Inc.	3.500	04-15-31		1,530,000	1,555,031
T-Mobile USA, Inc. (A)	3.500	04-15-31		2,070,000	2,103,865
T-Mobile USA, Inc.	4.750	02-01-28		740,000	773,063
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	3,651,951
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		15,365,000	14,687,864
Consumer discretionary 5.9%					131,750,273
Automobiles 1.3%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,744,180
Ford Motor Company	3.250	02-12-32		2,915,000	2,915,000
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	1,991,442
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,578,044
Ford Motor Credit Company LLC	2.979	08-03-22		1,650,000	1,661,946
Ford Motor Credit Company LLC	3.087	01-09-23		1,110,000	1,124,019
Ford Motor Credit Company LLC	3.350	11-01-22		2,280,000	2,302,982
Ford Motor Credit Company LLC	3.370	11-17-23		2,970,000	3,038,310
Ford Motor Credit Company LLC	3.625	06-17-31		5,870,000	5,987,400
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	3,298,319
Ford Motor Credit Company LLC	4.125	08-17-27		740,000	780,641
Ford Motor Credit Company LLC	4.250	09-20-22		1,245,000	1,271,456
Ford Motor Credit Company LLC	4.542	08-01-26		2,085,000	2,226,989
Hotels, restaurants and leisure 4.1%
Aramark Services, Inc. (A)	6.375	05-01-25		715,000	745,745
Boyd Gaming Corp. (A)	4.750	06-15-31		3,895,000	3,873,578
Carnival Corp. (A)	5.750	03-01-27		5,355,000	5,233,709
Expedia Group, Inc.	3.250	02-15-30		1,440,000	1,483,813
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		2,185,000	2,120,914
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,365,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc. (A)	5.375	05-01-25	1,715,000	$1,773,756
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	2,745,000	2,725,394
Hyatt Hotels Corp.	5.750	04-23-30	3,416,000	4,104,185
International Game Technology PLC (A)	6.500	02-15-25	6,815,000	7,394,275
Life Time, Inc. (A)	5.750	01-15-26	5,495,000	5,563,688
MGM Resorts International	4.750	10-15-28	470,000	479,452
New Red Finance, Inc. (A)	3.500	02-15-29	2,639,000	2,536,607
New Red Finance, Inc. (A)	3.875	01-15-28	1,833,000	1,809,739
New Red Finance, Inc. (A)	4.000	10-15-30	11,234,000	10,734,536
Papa John’s International, Inc. (A)	3.875	09-15-29	2,650,000	2,597,424
Premier Entertainment Sub LLC (A)	5.625	09-01-29	1,585,000	1,585,000
Premier Entertainment Sub LLC (A)	5.875	09-01-31	2,380,000	2,388,925
Royal Caribbean Cruises, Ltd. (A)	4.250	07-01-26	3,295,000	3,107,943
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	5,700,000	5,543,250
Travel + Leisure Company (A)	4.500	12-01-29	565,000	550,946
Travel + Leisure Company (A)	6.625	07-31-26	5,043,000	5,456,097
Yum! Brands, Inc.	3.625	03-15-31	9,300,000	9,017,931
Yum! Brands, Inc.	4.625	01-31-32	4,030,000	4,118,841
Yum! Brands, Inc. (A)	4.750	01-15-30	4,630,000	4,881,733
Household durables 0.0%
Newell Brands, Inc.	4.700	04-01-26	730,000	781,859
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26	1,125,000	1,077,086
MercadoLibre, Inc.	3.125	01-14-31	3,665,000	3,405,786
Specialty retail 0.3%
The Michaels Companies, Inc. (A)	5.250	05-01-28	5,430,000	5,372,333
Consumer staples 3.4%				75,744,702
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31	3,855,000	3,775,202
Food products 3.0%
BRF SA (A)	4.875	01-24-30	2,000,000	1,965,600
JBS Finance Luxembourg Sarl (A)	3.625	01-15-32	4,805,000	4,758,488
JBS USA Food Company (A)	7.000	01-15-26	1,490,000	1,549,600
Kraft Heinz Foods Company	3.000	06-01-26	2,718,000	2,831,891
Kraft Heinz Foods Company	3.875	05-15-27	445,000	481,109
Kraft Heinz Foods Company	4.250	03-01-31	6,490,000	7,424,446
Kraft Heinz Foods Company	4.375	06-01-46	1,180,000	1,365,659
14	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company	4.625	10-01-39		4,960,000	$5,792,032
Kraft Heinz Foods Company	6.875	01-26-39		5,560,000	8,139,087
Kraft Heinz Foods Company (A)	7.125	08-01-39		750,000	1,125,602
MARB BondCo PLC (A)	3.950	01-29-31		4,410,000	4,157,042
NBM US Holdings, Inc. (A)	7.000	05-14-26		3,158,000	3,310,437
Post Holdings, Inc. (A)	4.500	09-15-31		6,580,000	6,349,832
Post Holdings, Inc. (A)	4.625	04-15-30		6,845,000	6,759,438
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,086,183
Post Holdings, Inc. (A)	5.625	01-15-28		5,270,000	5,424,464
Post Holdings, Inc. (A)	5.750	03-01-27		3,850,000	3,965,770
Personal products 0.2%
Natura Cosmeticos SA (A)(B)	4.125	05-03-28		3,645,000	3,471,863
Oriflame Investment Holding PLC (A)	5.125	05-04-26		2,135,000	2,010,957
Energy 7.7%					171,774,662
Oil, gas and consumable fuels 7.7%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,832,095
Antero Resources Corp. (A)	5.375	03-01-30		3,730,000	3,846,563
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,845,471
Cenovus Energy, Inc.	5.250	06-15-37		886,000	1,048,295
Cenovus Energy, Inc.	5.400	06-15-47		3,483,000	4,294,335
Cenovus Energy, Inc.	6.750	11-15-39		9,635,000	12,972,173
Cheniere Energy Partners LP	4.000	03-01-31		5,805,000	5,921,100
Cheniere Energy Partners LP	4.500	10-01-29		1,805,000	1,897,276
Continental Resources, Inc. (A)	2.875	04-01-32		5,519,000	5,344,876
Continental Resources, Inc. (A)	5.750	01-15-31		6,796,000	7,915,845
Ecopetrol SA	4.625	11-02-31		2,125,000	2,032,031
Ecopetrol SA	5.375	06-26-26		1,115,000	1,170,750
Ecopetrol SA	5.875	05-28-45		1,130,000	1,053,725
Ecopetrol SA	6.875	04-29-30		2,250,000	2,497,500
Enbridge, Inc.	3.125	11-15-29		5,030,000	5,264,285
Enterprise Products Operating LLC	3.125	07-31-29		6,165,000	6,534,047
EQM Midstream Partners LP (A)	4.750	01-15-31		2,880,000	2,908,800
EQT Corp. (A)	3.125	05-15-26		890,000	889,430
EQT Corp. (A)(B)	3.625	05-15-31		10,385,000	10,581,277
EQT Corp.	3.900	10-01-27		1,464,000	1,526,279
Inversiones Latin America Power Ltda (A)	5.125	06-15-33		2,765,000	2,674,916
Kinder Morgan, Inc.	2.000	02-15-31		3,385,000	3,192,338
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		4,570,000	4,392,775
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		760,000	731,880
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		2,275,000	$2,314,813
Occidental Petroleum Corp.	3.200	08-15-26		698,000	685,785
Occidental Petroleum Corp.	3.400	04-15-26		3,255,000	3,224,289
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	4,101,856
Occidental Petroleum Corp.	6.625	09-01-30		5,275,000	6,328,259
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,947,372
Ovintiv, Inc.	6.500	08-15-34		3,400,000	4,337,696
Ovintiv, Inc.	6.500	02-01-38		2,048,000	2,609,114
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	1,014,245
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	1,148,016
Petrobras Global Finance BV	6.900	03-19-49		5,630,000	5,798,900
Petrorio Luxembourg Sarl (A)	6.125	06-09-26		2,400,000	2,346,000
Qatar Energy (A)	2.250	07-12-31		1,775,000	1,744,222
Qatar Energy (A)	3.300	07-12-51		1,405,000	1,436,332
Saudi Arabian Oil Company (A)	2.250	11-24-30		1,780,000	1,718,483
Saudi Arabian Oil Company (A)	3.500	04-16-29		3,655,000	3,884,161
Saudi Arabian Oil Company (A)	4.250	04-16-39		3,820,000	4,277,544
Saudi Arabian Oil Company (A)	4.375	04-16-49		2,930,000	3,358,284
Southwestern Energy Company	6.450	01-23-25		296,000	321,175
Targa Resources Partners LP (A)	4.000	01-15-32		2,375,000	2,453,423
The Williams Companies, Inc.	3.500	11-15-30		575,000	609,988
The Williams Companies, Inc.	3.750	06-15-27		8,600,000	9,307,383
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	7,673,446
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	616,677
Western Midstream Operating LP	5.300	02-01-30		3,855,000	4,149,137
Financials 9.5%					212,423,002
Banks 6.1%
Banco Actinver SA (A)	4.800	12-18-32		775,000	583,188
Banco Actinver SA (A)	9.500	12-18-32	MXN	44,200,000	1,410,978
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) (C)	4.750	11-12-26		3,600,000	3,609,000
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31		3,335,000	3,362,648
Bank of Montreal (3 month CDOR + 0.190%) (D)	0.628	02-01-23	CAD	5,825,000	4,574,548
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (C)	4.375	03-15-28		4,690,000	4,499,305
BNG Bank NV	0.250	06-07-24	EUR	1,950,000	2,247,234
16	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (A)(B)(C)	4.500	02-25-30		3,665,000	$3,559,705
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)(B)(C)	4.625	02-25-31		6,570,000	6,487,875
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(B)(C)	6.875	09-23-24		754,000	819,033
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		3,440,000	3,745,341
European Investment Bank (SONIA + 0.350%) (D)	0.399	06-29-23	GBP	2,080,000	2,778,318
European Investment Bank	1.500	05-12-22	NOK	36,770,000	4,076,860
European Investment Bank	1.750	03-13-25	NOK	6,900,000	770,589
ING Groep NV (4.250% to 5-16-31, then 5 Year CMT + 2.862%) (C)	4.250	05-16-31		3,805,000	3,540,553
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) (C)	5.750	11-16-26		4,266,000	4,551,310
International Bank for Reconstruction & Development	0.750	12-07-21	GBP	1,925,000	2,560,358
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	5,120,000	4,063,896
International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,710,661
International Bank for Reconstruction & Development	2.875	11-30-26	NZD	3,585,000	2,457,270
International Bank for Reconstruction & Development	6.750	02-04-24	BRL	3,200,000	527,348
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (A)	4.198	06-01-32		3,444,000	3,452,935
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (A)(C)	7.700	09-17-25		953,000	1,049,968
JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,547,659
KfW, Zero Coupon	0.000	09-15-23	EUR	1,675,000	1,920,292
KfW	0.375	03-15-23	EUR	2,525,000	2,901,154
KfW	1.250	08-28-23	NOK	21,200,000	2,345,815
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		4,117,000	$4,677,902
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) (C)	4.600	06-28-31		4,300,000	4,154,875
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25		3,855,000	4,185,489
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	0.720	06-21-23	NOK	28,000,000	3,108,944
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	0.760	06-19-24	NOK	31,000,000	3,442,354
Nordic Investment Bank	1.500	01-24-22	NOK	4,000,000	442,803
Nordic Investment Bank	1.875	04-10-24	NOK	14,710,000	1,644,185
QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,347,648
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	3,040,000	2,374,577
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (A)(C)	6.750	04-06-28		1,865,000	2,040,683
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(C)	8.000	09-29-25		2,275,000	2,621,227
U.S. Bancorp	0.850	06-07-24	EUR	9,600,000	11,127,006
U.S. Bancorp	1.375	07-22-30		2,090,000	1,972,335
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		5,410,000	5,281,513
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) (A)	5.459	06-30-35		4,305,000	4,672,597
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (C)	8.000	06-03-24		1,541,000	1,652,914
Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,636,466
Capital markets 2.1%
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) (A)(B)(C)	5.100	01-24-30		1,750,000	1,732,675
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) (A)(C)	6.375	08-21-26		3,875,000	4,122,031
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		3,600,000	3,658,356
18	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	$1,869,675
MSCI, Inc. (A)	3.625	09-01-30		8,800,000	8,910,000
MSCI, Inc. (A)	3.625	11-01-31		6,092,000	6,195,990
MSCI, Inc. (A)	3.875	02-15-31		4,820,000	4,958,961
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	2,950,819
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	684,000	841,691
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,551,000	1,941,897
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) (A)(C)	3.875	06-02-26		2,590,000	2,535,351
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) (A)(C)	4.375	02-10-31		4,496,000	4,395,065
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) (C)	5.125	07-29-26		2,116,000	2,238,982
Consumer finance 0.0%
Capital One Financial Corp.	0.800	06-12-24	EUR	580,000	669,633
Diversified financial services 0.8%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	3,202,656
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	3,780,000	4,286,148
European Financial Stability Facility	0.500	01-20-23	EUR	2,060,000	2,366,530
Mexico Remittances Funding Fiduciary Estate Management Sarl (A)	4.875	01-15-28		2,875,000	2,734,873
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	32,197,221	5,369,210
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	11,905,100
Health care 4.2%					94,681,155
Health care equipment and supplies 0.9%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	3,288,835
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	4,823,882
Mozart Debt Merger Sub, Inc. (A)	3.875	04-01-29		5,790,000	5,717,625
Mozart Debt Merger Sub, Inc. (A)	5.250	10-01-29		6,400,000	6,392,000
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		4,160,000	3,986,008
Centene Corp.	3.000	10-15-30		7,975,000	7,962,220
Centene Corp.	3.375	02-15-30		8,940,000	9,003,854
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	4.625	12-15-29		1,170,000	$1,251,900
HCA, Inc.	3.500	09-01-30		15,955,000	16,608,756
HCA, Inc.	4.125	06-15-29		8,880,000	9,760,065
HCA, Inc.	5.375	02-01-25		7,048,000	7,686,725
Rede D’or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,230,055
Rede D’or Finance Sarl (A)(B)	4.950	01-17-28		2,126,000	2,106,887
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,419,221
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,966,211
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	1,907,613
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	3,051,009
Pharmaceuticals 0.2%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	2,136,845
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,408,405
Bausch Health Companies, Inc. (A)	5.250	02-15-31		1,100,000	944,031
Jazz Securities DAC (A)	4.375	01-15-29		1,010,000	1,029,008
Industrials 6.1%					136,498,542
Aerospace and defense 1.0%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,379,337
DAE Funding LLC (A)	3.375	03-20-28		2,895,000	2,929,103
Spirit AeroSystems, Inc. (A)	7.500	04-15-25		760,000	795,150
The Boeing Company	5.040	05-01-27		4,165,000	4,689,549
The Boeing Company	5.150	05-01-30		11,510,000	13,351,513
Air freight and logistics 0.1%
Simpar Europe SA (A)	5.200	01-26-31		1,400,000	1,282,120
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	13,825,000	1,983,776
Airlines 2.8%
American Airlines, Inc. (A)	5.500	04-20-26		4,460,000	4,554,775
American Airlines, Inc. (A)	5.750	04-20-29		3,630,000	3,785,673
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,887,505	1,891,925
Delta Air Lines, Inc.	2.900	10-28-24		5,360,000	5,401,769
Delta Air Lines, Inc. (B)	4.375	04-19-28		4,580,000	4,765,556
Delta Air Lines, Inc. (A)	4.500	10-20-25		1,415,000	1,483,371
Delta Air Lines, Inc. (A)	4.750	10-20-28		21,628,000	23,698,513
Delta Air Lines, Inc. (B)	7.375	01-15-26		2,535,000	2,932,771
Mileage Plus Holdings LLC (A)	6.500	06-20-27		3,790,000	4,045,825
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		4,737,809	5,153,551
United Airlines, Inc. (A)	4.375	04-15-26		2,170,000	2,178,637
United Airlines, Inc. (A)	4.625	04-15-29		2,940,000	2,924,359
20	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products 0.2%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	$1,215,850
Owens Corning	3.950	08-15-29		1,980,000	2,167,920
Commercial services and supplies 0.2%
GFL Environmental, Inc. (A)	4.750	06-15-29		3,585,000	3,584,534
Prime Security Services Borrower LLC (A)	3.375	08-31-27		470,000	444,738
Construction and engineering 0.2%
AECOM	5.125	03-15-27		3,078,000	3,299,031
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		2,305,000	2,337,964
Road and rail 0.5%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,577,757
Movida Europe SA (A)(B)	5.250	02-08-31		1,085,000	967,625
The Hertz Corp. (A)	5.000	12-01-29		3,955,000	3,875,900
Uber Technologies, Inc. (A)	8.000	11-01-26		3,215,000	3,423,975
Trading companies and distributors 0.8%
United Rentals North America, Inc.	3.875	02-15-31		6,810,000	6,832,184
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,669,413
United Rentals North America, Inc.	4.875	01-15-28		5,175,000	5,420,813
United Rentals North America, Inc.	5.500	05-15-27		2,925,000	3,038,432
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)	4.000	07-30-27		3,645,000	3,750,122
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		1,605,000	1,665,011
Information technology 2.0%					43,895,430
IT services 1.0%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	3,534,808
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,288,750
Gartner, Inc. (A)	3.750	10-01-30		6,885,000	6,867,788
Rackspace Technology Global, Inc. (A)	3.500	02-15-28		4,310,000	4,038,513
Square, Inc. (A)	3.500	06-01-31		1,480,000	1,500,350
Twilio, Inc.	3.625	03-15-29		2,135,000	2,147,682
Twilio, Inc.	3.875	03-15-31		2,870,000	2,848,475
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.1%
SK Hynix, Inc. (A)	1.500	01-19-26		2,185,000	$2,147,309
Software 0.1%
Ziff Davis, Inc. (A)	4.625	10-15-30		1,291,000	1,300,683
Technology hardware, storage and peripherals 0.8%
Apple, Inc., Zero Coupon	0.000	11-15-25	EUR	2,350,000	2,665,221
Apple, Inc.	0.875	05-24-25	EUR	3,215,000	3,756,133
Atento Luxco 1 SA (A)(B)	8.000	02-10-26		2,199,000	2,269,661
CDW LLC	4.125	05-01-25		1,550,000	1,584,875
CDW LLC	4.250	04-01-28		2,675,000	2,748,322
Dell International LLC	8.350	07-15-46		3,112,000	5,196,860
Materials 5.3%					118,958,358
Chemicals 0.9%
Braskem Idesa SAPI (A)	6.990	02-20-32		2,345,000	2,298,100
Braskem Netherlands Finance BV (A)	4.500	01-10-28		2,328,000	2,371,534
Braskem Netherlands Finance BV (A)	5.875	01-31-50		2,675,000	2,785,344
Ecolab, Inc.	1.000	01-15-24	EUR	2,705,000	3,131,893
FS Luxembourg Sarl (A)	10.000	12-15-25		3,975,000	4,318,877
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28		6,475,000	6,129,753
Construction materials 0.4%
Cemex SAB de CV (A)	3.875	07-11-31		3,470,000	3,377,386
St. Mary’s Cement, Inc. (A)	5.750	01-28-27		3,160,000	3,509,212
Standard Industries, Inc. (A)	3.375	01-15-31		1,135,000	1,045,619
Containers and packaging 2.1%
Ardagh Metal Packaging Finance USA LLC (A)	3.000	09-01-29	EUR	1,495,000	1,650,934
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		4,345,000	4,192,925
Ardagh Metal Packaging Finance USA LLC (A)	4.000	09-01-29		9,830,000	9,531,660
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,460,961
Ball Corp.	2.875	08-15-30		2,240,000	2,127,888
Ball Corp.	4.875	03-15-26		5,925,000	6,447,555
Ball Corp.	5.250	07-01-25		6,440,000	7,084,000
Berry Global, Inc. (A)	5.625	07-15-27		3,790,000	3,927,577
Crown Americas LLC	4.250	09-30-26		400,000	421,000
Crown Cork & Seal Company, Inc.	7.375	12-15-26		2,858,000	3,429,600
Pactiv Evergreen Group Issuer LLC (A)	4.000	10-15-27		5,610,000	5,385,600
Metals and mining 1.9%
ArcelorMittal SA	4.550	03-11-26		440,000	480,420
22	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
ArcelorMittal SA	6.750	03-01-41		2,220,000	$3,009,232
ArcelorMittal SA	7.000	10-15-39		560,000	763,990
Cleveland-Cliffs, Inc. (A)(B)	4.875	03-01-31		3,640,000	3,666,881
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31		19,070,000	19,322,868
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	652,463
Freeport-McMoRan, Inc.	4.625	08-01-30		4,475,000	4,725,443
Freeport-McMoRan, Inc.	5.450	03-15-43		8,690,000	10,709,643
Real estate 1.5%					32,586,435
Equity real estate investment trusts 1.5%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	2,263,902
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,746,767
Crown Castle International Corp.	2.250	01-15-31		660,000	638,092
CyrusOne LP	3.450	11-15-29		5,520,000	5,888,350
Host Hotels & Resorts LP	3.375	12-15-29		970,000	994,741
Host Hotels & Resorts LP	3.500	09-15-30		975,000	998,573
SBA Communications Corp. (A)	3.125	02-01-29		4,325,000	4,108,750
SBA Communications Corp.	3.875	02-15-27		10,610,000	10,860,157
VICI Properties LP (A)	4.125	08-15-30		3,450,000	3,605,250
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,481,853
Utilities 1.7%					36,703,930
Electric utilities 0.9%
EDP Finance BV	0.375	09-16-26	EUR	545,000	620,254
FirstEnergy Corp.	4.400	07-15-27		4,060,000	4,340,962
FirstEnergy Corp.	7.375	11-15-31		7,070,000	9,455,489
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		1,415,000	1,534,500
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		2,840,000	3,247,256
Independent power and renewable electricity producers 0.7%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		1,715,000	1,843,797
Adani Green Energy, Ltd. (A)	4.375	09-08-24		1,470,000	1,476,773
DPL, Inc.	4.125	07-01-25		5,515,000	5,728,155
Greenko Dutch BV (A)	3.850	03-29-26		2,817,100	2,838,228
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	1,688,590
The AES Corp. (A)	3.950	07-15-30		725,000	781,615
Multi-utilities 0.1%
E.ON SE	0.375	09-29-27	EUR	1,360,000	1,553,347

Engie SA	0.375	06-21-27	EUR	1,400,000	1,594,964
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	23

	Rate (%)	Maturity date		Par value^	Value

Convertible bonds 2.0%					$45,907,198
(Cost $48,690,379)
Communication services 0.7%					15,115,827
Media 0.7%
DISH Network Corp.	3.375	08-15-26		2,760,000	2,544,036
Liberty Broadband Corp. (A)	1.250	09-30-50		5,530,000	5,480,230
Liberty Broadband Corp. (A)	2.750	09-30-50		4,005,000	4,090,836
Liberty Media Corp. (A)	0.500	12-01-50		2,275,000	3,000,725
Consumer discretionary 0.2%					4,186,432
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		2,820,000	4,186,432
Energy 0.2%					5,191,172
Oil, gas and consumable fuels 0.2%
BP Capital Markets PLC	1.000	04-28-23	GBP	3,800,000	5,191,172
Industrials 0.9%					21,413,767
Airlines 0.7%
Air Canada	4.000	07-01-25		2,300,000	2,980,251
American Airlines Group, Inc.	6.500	07-01-25		6,240,000	8,551,920
Southwest Airlines Company	1.250	05-01-25		4,210,000	5,654,556
Road and rail 0.2%

Uber Technologies, Inc. (A)(E)	1.839	12-15-25		4,555,000	4,227,040
Capital preferred securities 0.2%					$5,188,405
(Cost $4,685,549)
Financials 0.2%					5,188,405
Banks 0.2%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	12-31-21		5,368,000	5,188,405
Term loans (F) 8.1%					$180,002,159
(Cost $180,941,451)
Communication services 1.2%					26,793,119
Entertainment 0.2%
WMG Acquisition Corp., 2021 Term Loan G (1 month LIBOR + 2.125%)	2.215	01-20-28		4,495,000	4,444,431
Media 0.6%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%)	6.250	09-01-27		3,435,000	3,423,184
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27		2,375,000	2,368,065
24	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Cengage Learning, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	06-29-26	2,525,000	$2,513,638
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%)	4.000	03-15-26	5,421,413	5,404,498
Wireless telecommunication services 0.4%
SBA Senior Finance II LLC, Term Loan B (G)	TBD	04-11-25	8,752,384	8,639,303
Consumer discretionary 2.4%				52,833,556
Diversified consumer services 0.2%
APX Group, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	07-10-28	1,740,000	1,732,936
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	08-03-28	3,817,000	3,790,357
Hotels, restaurants and leisure 1.8%
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.840	03-11-25	4,845,000	4,728,720
Bally’s Corp., 2021 Term Loan B (G)	TBD	08-06-28	2,420,000	2,404,875
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-18-28	2,315,000	2,274,488
Carnival Corp., USD Term Loan B (1 month LIBOR + 3.000%)	3.750	06-30-25	4,488,636	4,416,818
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	08-02-28	1,975,000	1,955,862
Hilton Worldwide Finance LLC, 2019 Term Loan B (G)	TBD	06-22-26	3,905,000	3,844,004
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.839	03-15-28	8,689,956	8,668,231
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.840	08-29-25	3,655,000	3,570,935
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	1.840	11-19-26	7,505,589	7,327,331
Specialty retail 0.4%
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 (3 month LIBOR + 2.000%)	2.100	06-24-28	4,473,788	4,448,645
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	25

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
RH, Term Loan B (3 month LIBOR + 2.500%)	3.000	10-20-28	3,695,000	$3,670,354
Energy 0.4%				9,693,862
Oil, gas and consumable fuels 0.4%
Pilot Travel Centers LLC, 2021 Term Loan B (1 month LIBOR + 2.000%)	2.090	08-04-28	9,790,000	9,693,862
Financials 0.2%				5,278,674
Insurance 0.2%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%)	5.340	01-20-29	3,065,000	3,032,450
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	3.340	07-31-27	2,279,273	2,246,224
Health care 1.5%				33,546,217
Health care equipment and supplies 0.3%
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	3.750	10-23-28	5,980,000	5,957,396
Life sciences tools and services 0.5%
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%)	2.750	11-08-27	6,085,000	6,050,802
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.500%)	3.000	07-03-28	5,069,624	5,049,903
PRA Health Sciences, Inc., US Term Loan (3 month LIBOR + 2.500%)	3.000	07-03-28	1,263,134	1,258,221
Pharmaceuticals 0.7%
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	05-05-28	5,805,450	5,790,240
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28	6,204,265	6,180,999
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	5.250	07-06-28	3,266,824	3,258,656
Industrials 1.8%				39,644,628
Air freight and logistics 0.1%
Worldwide Express, Inc., 2021 1st Lien Term Loan (6 month LIBOR + 4.250%)	5.000	07-26-28	1,510,000	1,508,113
26	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 0.5%
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	08-11-28	5,235,000	$5,193,539
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.500	04-21-28	7,496,938	7,465,676
Building products 0.1%
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%)	2.340	07-28-28	1,610,963	1,604,921
Commercial services and supplies 0.3%
Clean Harbors, Inc., 2021 Incremental Term Loan B (1 month LIBOR + 2.000%)	2.090	10-08-28	2,320,000	2,311,300
MillerKnoll, Inc., Term Loan B (1 month LIBOR + 2.000%)	2.063	07-19-28	3,970,000	3,958,709
Construction and engineering 0.3%
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.842	04-13-28	6,286,245	6,281,530
Machinery 0.1%
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.750%)	3.250	06-07-28	2,439,671	2,417,812
Professional services 0.1%
Trans Union LLC, 2021 Term Loan B6 (G)	TBD	11-16-28	2,685,000	2,666,554
Road and rail 0.2%
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	06-30-28	3,319,580	3,310,252
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%)	3.750	06-30-28	627,780	626,016
Trading companies and distributors 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 month LIBOR + 2.000%)	2.140	11-05-28	2,305,000	2,300,206
Information technology 0.2%				3,531,918
IT services 0.1%
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	4.000	12-17-27	725,173	713,845
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	4.000	12-17-27	1,155,983	1,137,926
Software 0.1%
Cornerstone OnDemand, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	4.250	10-16-28	1,690,000	1,680,147
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	27

	Rate (%)	Maturity date	Par value^	Value
Materials 0.4%				$8,680,185
Chemicals 0.4%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (3 month LIBOR + 4.000%)	4.750	03-16-27	4,210,588	4,153,745
WR Grace Holdings LLC, 2021 Term Loan B (3 month LIBOR + 3.750%)	4.250	09-22-28	3,895,000	3,883,627
Construction materials 0.0%

Standard Industries, Inc., 2021 Term Loan B (G)	TBD	09-22-28	645,000	642,813
Collateralized mortgage obligations 1.4%				$31,314,528
(Cost $30,781,736)
Commercial and residential 1.4%				31,314,528
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	1,816,856	1,828,464
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(D)	0.956	09-15-34	5,940,000	5,921,329
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(D)	1.427	03-15-37	2,625,000	2,615,097
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.026	10-15-36	6,953,375	6,953,373
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (A)(D)	0.800	09-15-36	2,595,000	2,581,988
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	6,010,322
CSMC Trust
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	693,872	704,292
DBCG Mortgage Trust
Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(D)	0.806	06-15-34	3,585,000	3,576,072
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	12,167,847	127,113
Series 2007-4, Class ES IO	0.350	07-19-47	12,980,601	173,577
Series 2007-6, Class ES IO (A)	0.343	08-19-37	12,573,252	178,394
New Residential Mortgage Loan Trust

Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(D)	1.609	06-25-57	636,798	644,507
28	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 1.0%				$21,119,783
(Cost $20,521,101)
Asset backed securities 1.0%				21,119,783
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,896,125	1,977,300
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,779,050	1,840,013
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,671,750	3,784,304
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	1,530,634	1,495,960
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	777,009	797,847
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	6,398,500	6,729,808
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(H)	2.750	04-25-57	453,047	457,624
Series 2017-3, Class A1 (A)(H)	2.750	07-25-57	797,849	807,457
Westlake Automobile Receivables Trust
Series 2019-2A, Class C (A)	2.840	07-15-24	3,210,791	3,229,470

	Shares	Value
Common stocks 0.7%		$14,314,135
(Cost $19,098,604)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)(J)	300,118	0
Utilities 0.7%		14,314,135
Multi-utilities 0.7%
Algonquin Power & Utilities Corp.	120,350	5,355,575

Dominion Energy, Inc.	94,900	8,958,560
Preferred securities 3.6%		$81,246,746
(Cost $76,893,856)
Communication services 0.2%		3,665,764
Media 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	3,685	3,665,764
Financials 0.9%		19,444,408
Banks 0.7%
U.S. Bancorp, 5.500%	135,700	3,571,624
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (B)(D)	8,257	7,639,789
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	4,336,193
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	29

	Shares	Value
Financials (continued)
Capital markets 0.2%
Stifel Financial Corp., 4.500%	158,600	$3,896,802
Health care 0.3%		7,227,558
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.000% (B)	44,500	2,234,345
Life sciences tools and services 0.2%
Danaher Corp., 4.750%	2,330	4,993,213
Industrials 0.2%		4,840,060
Machinery 0.2%
Stanley Black & Decker, Inc., 5.250%	47,000	4,840,060
Information technology 0.3%		7,410,809
IT services 0.0%
Sabre Corp., 6.500%	11,000	1,127,720
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	3,620	6,283,089
Utilities 1.7%		38,658,147
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125%	90,700	4,421,625
NextEra Energy, Inc., 4.872%	151,550	9,609,786
NextEra Energy, Inc., 5.279%	143,200	7,745,688
NextEra Energy, Inc., 6.219%	76,450	4,128,300
The Southern Company, 6.750%	149,300	7,472,465
Multi-utilities 0.2%
DTE Energy Company, 6.250%	109,300	5,280,283

	Contracts/ Notional amount	Value
Purchased options 0.0%		$142,596
(Cost $332,664)
Puts 0.0%		142,596
Over the Counter Option on the AUD vs. JPY (Expiration Date: 12-29-21; Strike Price: AUD 78.00; Counterparty: Citibank, N.A.) (J)(K)	47,605,000	142,596

	Yield (%)	Shares	Value
Short-term investments 4.4%			$98,818,602
(Cost $98,821,806)
Short-term funds 0.8%			18,632,602
John Hancock Collateral Trust (L)	0.0000(M)	1,862,310	18,632,602

30	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement 3.6%		80,186,000
Repurchase Agreement with State Street Corp. dated 11-30-21 at 0.000% to be repurchased at $80,186,000 on 12-1-21, collateralized by $70,139,600 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $81,789,774)	80,186,000	80,186,000

Total investments (Cost $2,254,430,619) 100.7%	$2,247,028,658
Other assets and liabilities, net (0.7%)	(14,941,011)
Total net assets 100.0%	$2,232,087,647

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $735,969,610 or 33.0% of the fund’s net assets as of 11-30-21.
(B)	All or a portion of this security is on loan as of 11-30-21.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	31

(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 11-30-21.
32	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	111	Short	Mar 2022	$(14,339,688)	$(14,520,188)	$(180,500)
German Euro BUND Futures	71	Short	Dec 2021	(13,892,241)	(13,879,353)	12,888
U.S. Treasury Long Bond Futures	1,019	Short	Mar 2022	(161,757,127)	(165,205,375)	(3,448,248)
Ultra U.S. Treasury Bond Futures	35	Short	Mar 2022	(5,051,705)	(5,141,172)	(89,467)
						$(3,705,327)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	9,803,624	USD	7,121,745	BARC	1/19/2022	—	$(129,229)
AUD	9,803,624	USD	7,154,783	CITI	1/19/2022	—	(162,267)
AUD	33,115,325	USD	24,058,327	GSI	1/19/2022	—	(438,546)
AUD	9,794,832	USD	7,195,627	UBS	1/19/2022	—	(209,381)
BRL	9,822,707	USD	1,722,980	CITI	1/19/2022	$6,645	—
CAD	38,341,044	USD	31,038,030	CIBC	1/19/2022	—	(1,009,887)
CAD	5,617,087	USD	4,461,257	MSCS	1/19/2022	—	(62,037)
CAD	25,428,118	USD	20,592,696	RBC	1/19/2022	—	(677,766)
EUR	7,490,366	USD	8,746,129	CIBC	1/19/2022	—	(235,995)
EUR	7,504,290	USD	8,704,601	GSI	1/19/2022	—	(178,648)
EUR	7,504,290	USD	8,732,020	HUS	1/19/2022	—	(206,067)
EUR	14,966,594	USD	17,580,634	MSCS	1/19/2022	—	(576,430)
EUR	7,553,068	USD	8,657,969	SSB	1/19/2022	—	(76,597)
EUR	7,553,068	USD	8,654,834	UBS	1/19/2022	—	(73,462)
JPY	471,443,511	USD	4,284,214	ANZ	1/19/2022	—	(109,766)
JPY	565,658,079	USD	5,141,057	SSB	1/19/2022	—	(132,376)
JPY	546,870,288	USD	4,982,541	UBS	1/19/2022	—	(140,219)
NZD	10,525,683	AUD	9,969,768	ANZ	1/19/2022	69,277	—
NZD	10,529,072	AUD	9,969,768	CITI	1/19/2022	71,589	—
NZD	23,927,444	USD	16,603,474	HUS	1/19/2022	—	(280,908)
NZD	4,389,403	USD	3,077,928	RBC	1/19/2022	—	(83,613)
NZD	8,778,806	USD	6,106,720	SSB	1/19/2022	—	(118,090)
SGD	11,984,544	USD	8,846,836	CIBC	1/19/2022	—	(65,861)
SGD	35,521,922	USD	26,249,288	CITI	1/19/2022	—	(222,672)
SGD	17,625,501	USD	13,047,187	GSI	1/19/2022	—	(133,130)
SGD	11,978,970	USD	8,846,836	HUS	1/19/2022	—	(69,945)
SGD	23,984,525	USD	17,693,672	JPM	1/19/2022	—	(120,411)
SGD	11,997,372	USD	8,846,836	MSCS	1/19/2022	—	(56,462)
SGD	5,418,586	USD	4,003,039	UBS	1/19/2022	—	(32,887)
USD	4,341,241	AUD	5,880,448	CIBC	1/19/2022	146,963	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	33

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	12,671,842	AUD	17,230,365	CITI	1/19/2022	$382,141	—
USD	4,460,549	AUD	6,019,921	HUS	1/19/2022	166,790	—
USD	24,553,132	AUD	33,287,417	MSCS	1/19/2022	810,606	—
USD	6,052,108	AUD	8,099,611	RBC	1/19/2022	274,994	—
USD	21,683,219	BRL	119,678,922	SSB	1/19/2022	609,636	—
USD	20,502,370	CAD	26,156,821	BARC	1/19/2022	16,731	—
USD	9,226,066	CAD	11,739,754	CIBC	1/19/2022	31,663	—
USD	10,251,185	CAD	13,050,445	CITI	1/19/2022	30,267	—
USD	20,502,370	CAD	26,079,968	GSI	1/19/2022	76,922	—
USD	11,111,241	CAD	14,109,196	MSCS	1/19/2022	61,125	—
USD	10,251,185	CAD	13,044,991	RBC	1/19/2022	34,539	—
USD	786,145	CAD	975,000	TD	1/19/2022	22,540	—
USD	34,774,534	EUR	30,245,988	BARC	1/19/2022	410,742	—
USD	8,830,010	EUR	7,518,742	CITI	1/19/2022	287,638	—
USD	30,696,256	EUR	26,315,597	GSI	1/19/2022	797,953	—
USD	25,822,559	EUR	22,637,426	HUS	1/19/2022	103,187	—
USD	4,426,833	EUR	3,779,671	JPM	1/19/2022	132,583	—
USD	4,400,057	EUR	3,759,371	MSCS	1/19/2022	128,871	—
USD	17,555,593	EUR	15,078,084	SSB	1/19/2022	424,721	—
USD	58,944,863	EUR	49,786,615	UBS	1/19/2022	2,380,097	—
USD	34,196,093	GBP	25,060,223	HUS	1/19/2022	838,650	—
USD	52,148,747	GBP	38,696,317	MSCS	1/19/2022	640,422	—
USD	26,891,288	GBP	19,775,312	SSB	1/19/2022	568,545	—
USD	13,343,237	GBP	9,903,752	UBS	1/19/2022	160,439	—
USD	9,425,225	JPY	1,031,431,662	CITI	1/19/2022	292,302	—
USD	9,927,886	JPY	1,131,272,739	HUS	1/19/2022	—	$(89,091)
USD	6,511,166	JPY	739,443,784	SCB	1/19/2022	—	(36,320)
USD	5,145,964	JPY	561,591,292	SSB	1/19/2022	173,293	—
USD	6,773,191	MXN	146,638,442	CITI	1/19/2022	—	(1,557)
USD	5,926,542	MXN	127,744,015	MSCS	1/19/2022	24,723	—
USD	13,546,384	MXN	294,540,288	SSB	1/19/2022	—	(61,485)
USD	9,290,446	NOK	78,461,536	MSCS	1/19/2022	618,759	—
USD	20,438,981	NOK	173,503,973	UBS	1/19/2022	1,263,063	—
USD	3,539,766	NZD	5,019,521	BARC	1/19/2022	115,604	—
USD	17,828,700	NZD	25,379,121	CITI	1/19/2022	515,845	—
USD	5,171,545	NZD	7,289,802	GSI	1/19/2022	198,667	—
USD	7,033,128	NZD	10,039,042	RBC	1/19/2022	184,803	—
USD	16,694,832	NZD	23,671,551	UBS	1/19/2022	546,830	—
USD	8,826,688	SGD	11,890,740	CITI	1/19/2022	114,442	—
USD	8,826,688	SGD	11,890,961	GSI	1/19/2022	114,280	—
USD	34,856,683	SGD	46,929,644	HUS	1/19/2022	471,726	—
USD	8,826,688	SGD	11,851,814	JPM	1/19/2022	142,963	—
34	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	8,826,688	SGD	11,855,477	MSCS	1/19/2022	$140,279	—
USD	268,331	SGD	362,915	SSB	1/19/2022	2,426	—
USD	17,653,376	SGD	23,729,871	UBS	1/19/2022	266,698	—
						$14,872,979	$(5,791,105)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 11-30-21, the aggregate cost of investments for federal income tax purposes was $2,282,667,977. Net unrealized depreciation aggregated to $30,262,772, of which $54,779,881 related to gross unrealized appreciation and $85,042,653 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	35

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,235,794,813) including $18,242,892 of securities loaned	$2,228,396,056
Affiliated investments, at value (Cost $18,635,806)	18,632,602
Total investments, at value (Cost $2,254,430,619)	2,247,028,658
Unrealized appreciation on forward foreign currency contracts	14,872,979
Cash	154
Foreign currency, at value (Cost $2,973,466)	2,877,437
Collateral held at broker for futures contracts	4,313,016
Collateral segregated at custodian for OTC derivative contracts	920,000
Dividends and interest receivable	18,579,333
Receivable for fund shares sold	1,205,515
Receivable for investments sold	5,728,378
Receivable for securities lending income	7,717
Other assets	133,089
Total assets	2,295,666,276
Liabilities
Unrealized depreciation on forward foreign currency contracts	5,791,105
Payable for futures variation margin	1,822,845
Distributions payable	320,111
Foreign capital gains tax payable	1,422
Payable for investments purchased	32,555,470
Payable for fund shares repurchased	3,653,805
Payable upon return of securities loaned	18,642,016
Payable to affiliates
Accounting and legal services fees	110,561
Transfer agent fees	125,284
Distribution and service fees	3,297
Trustees’ fees	559
Other liabilities and accrued expenses	552,154
Total liabilities	63,578,629
Net assets	$2,232,087,647
Net assets consist of
Paid-in capital	$2,368,978,976
Total distributable earnings (loss)	(136,891,329)
Net assets	$2,232,087,647

36	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($594,178,252 ÷ 91,077,754 shares)[1]	$6.52
Class C ($24,779,944 ÷ 3,798,226 shares)[1]	$6.52
Class I ($605,249,762 ÷ 92,953,760 shares)	$6.51
Class R2 ($12,883,270 ÷ 1,977,296 shares)	$6.52
Class R4 ($3,549,801 ÷ 544,038 shares)	$6.52
Class R5 ($8,814,774 ÷ 1,353,312 shares)	$6.51
Class R6 ($982,631,844 ÷ 150,738,413 shares)	$6.52
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.79

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	37

STATEMENT OF OPERATIONS For the six months ended 11-30-21 (unaudited)

Investment income
Interest	$33,038,454
Dividends	2,581,368
Securities lending	26,323
Less foreign taxes withheld	(69,302)
Total investment income	35,576,843
Expenses
Investment management fees	3,746,913
Distribution and service fees	1,094,294
Accounting and legal services fees	187,724
Transfer agent fees	757,403
Trustees’ fees	16,720
Custodian fees	207,245
State registration fees	83,112
Printing and postage	48,755
Professional fees	60,709
Other	62,129
Total expenses	6,265,004
Less expense reductions	(103,779)
Net expenses	6,161,225
Net investment income	29,415,618
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,211,106
Affiliated investments	112
Futures contracts	(16,778,536)
Forward foreign currency contracts	2,291,056
Written options	783,258
(7,493,004)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(61,925,156)
Affiliated investments	(1,606)
Futures contracts	(1,987,048)
Forward foreign currency contracts	9,238,889
Written options	9,615
(54,665,306)
Net realized and unrealized loss	(62,158,310)
Decrease in net assets from operations	$(32,742,692)
38	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$29,415,618	$47,338,645
Net realized gain (loss)	(7,493,004)	65,364,840
Change in net unrealized appreciation (depreciation)	(54,665,306)	43,532,167
Increase (decrease) in net assets resulting from operations	(32,742,692)	156,235,652
Distributions to shareholders
From earnings
Class A	(9,613,976)	(15,092,924)
Class B	—	(27,049)[1]
Class C	(337,281)	(982,428)
Class I	(10,592,078)	(16,046,882)
Class R1	—	(44,154)[1]
Class R2	(178,022)	(185,320)
Class R3	—	(30,592)[1]
Class R4	(58,133)	(84,245)
Class R5	(165,487)	(252,519)
Class R6	(16,573,440)	(22,421,965)
Total distributions	(37,518,417)	(55,168,078)
From fund share transactions	161,201,762	260,930,416
Total increase	90,940,653	361,997,990
Net assets
Beginning of period	2,141,146,994	1,779,149,004
End of period	$2,232,087,647	$2,141,146,994

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	39

Financial highlights
CLASS A SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$6.73	$6.39	$6.28	$6.25	$6.47	$6.47
Net investment income[2]	0.08	0.14	0.17	0.20	0.20	0.17
Net realized and unrealized gain (loss) on investments	(0.18)	0.37	0.11	0.03	(0.22)	0.02
Total from investment operations	(0.10)	0.51	0.28	0.23	(0.02)	0.19
Less distributions
From net investment income	(0.11)	(0.17)	(0.17)	(0.20)	(0.20)	(0.19)
Net asset value, end of period	$6.52	$6.73	$6.39	$6.28	$6.25	$6.47
Total return (%)[3,4]	(1.72)[5]	8.17	4.50	3.72	(0.43)	2.95
Ratios and supplemental data
Net assets, end of period (in millions)	$594	$618	$543	$541	$607	$672
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[6]	0.82	0.85	0.82	0.80	0.81
Expenses including reductions	0.80[6]	0.81	0.84	0.81	0.79	0.81
Net investment income	2.41[6]	2.14	2.64	3.17	3.03	2.69
Portfolio turnover (%)	15	63	76	58	48	41

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
40	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$6.73	$6.39	$6.28	$6.25	$6.47	$6.47
Net investment income[2]	0.06	0.09	0.12	0.15	0.15	0.13
Net realized and unrealized gain (loss) on investments	(0.19)	0.37	0.12	0.03	(0.22)	0.01
Total from investment operations	(0.13)	0.46	0.24	0.18	(0.07)	0.14
Less distributions
From net investment income	(0.08)	(0.12)	(0.13)	(0.15)	(0.15)	(0.14)
Net asset value, end of period	$6.52	$6.73	$6.39	$6.28	$6.25	$6.47
Total return (%)[3,4]	(2.07)[5]	7.41	3.77	2.99	(1.12)	2.24
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$30	$95	$146	$211	$320
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51[6]	1.52	1.55	1.52	1.50	1.51
Expenses including reductions	1.50[6]	1.51	1.54	1.51	1.49	1.51
Net investment income	1.71[6]	1.39	1.94	2.48	2.32	2.00
Portfolio turnover (%)	15	63	76	58	48	41

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	41

CLASS I SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$6.72	$6.37	$6.27	$6.23	$6.46	$6.46
Net investment income[2]	0.09	0.16	0.19	0.21	0.21	0.19
Net realized and unrealized gain (loss) on investments	(0.19)	0.38	0.10	0.04	(0.23)	0.02
Total from investment operations	(0.10)	0.54	0.29	0.25	(0.02)	0.21
Less distributions
From net investment income	(0.11)	(0.19)	(0.19)	(0.21)	(0.21)	(0.21)
Net asset value, end of period	$6.51	$6.72	$6.37	$6.27	$6.23	$6.46
Total return (%)[3]	(1.43)[4]	8.51	4.65	4.18	(0.29)	3.27
Ratios and supplemental data
Net assets, end of period (in millions)	$605	$602	$530	$595	$837	$3,080
Ratios (as a percentage of average net assets):
Expenses before reductions	0.51[5]	0.52	0.55	0.54	0.50	0.50
Expenses including reductions	0.50[5]	0.51	0.54	0.53	0.49	0.49
Net investment income	2.71[5]	2.43	2.93	3.47	3.31	3.02
Portfolio turnover (%)	15	63	76	58	48	41

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
42	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$6.72	$6.38	$6.27	$6.24	$6.46	$6.46
Net investment income[2]	0.08	0.14	0.16	0.19	0.19	0.17
Net realized and unrealized gain (loss) on investments	(0.18)	0.36	0.12	0.03	(0.22)	0.01
Total from investment operations	(0.10)	0.50	0.28	0.22	(0.03)	0.18
Less distributions
From net investment income	(0.10)	(0.16)	(0.17)	(0.19)	(0.19)	(0.18)
Net asset value, end of period	$6.52	$6.72	$6.38	$6.27	$6.24	$6.46
Total return (%)[3]	(1.62)[4]	8.07	4.41	3.61	(0.54)	2.86
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$10	$3	$6	$9	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[5]	0.91	0.94	0.92	0.90	0.91
Expenses including reductions	0.90[5]	0.91	0.93	0.91	0.89	0.90
Net investment income	2.32[5]	2.09	2.57	3.07	2.92	2.62
Portfolio turnover (%)	15	63	76	58	48	41

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	43

CLASS R4 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$6.73	$6.39	$6.28	$6.25	$6.47	$6.47
Net investment income[2]	0.09	0.15	0.18	0.20	0.20	0.19
Net realized and unrealized gain (loss) on investments	(0.19)	0.37	0.11	0.04	(0.22)	0.01
Total from investment operations	(0.10)	0.52	0.29	0.24	(0.02)	0.20
Less distributions
From net investment income	(0.11)	(0.18)	(0.18)	(0.21)	(0.20)	(0.20)
Net asset value, end of period	$6.52	$6.73	$6.39	$6.28	$6.25	$6.47
Total return (%)[3]	(1.50)[4]	8.34	4.67	3.87	(0.28)	3.11
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$3	$3	$3	$143	$145
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.76	0.78	0.77	0.75	0.76
Expenses including reductions	0.65[5]	0.66	0.67	0.67	0.64	0.65
Net investment income	2.57[5]	2.29	2.80	3.30	3.18	2.86
Portfolio turnover (%)	15	63	76	58	48	41

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
44	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$6.72	$6.38	$6.27	$6.24	$6.46	$6.46
Net investment income[2]	0.09	0.17	0.19	0.22	0.22	0.20
Net realized and unrealized gain (loss) on investments	(0.18)	0.36	0.11	0.03	(0.22)	0.01
Total from investment operations	(0.09)	0.53	0.30	0.25	—	0.21
Less distributions
From net investment income	(0.12)	(0.19)	(0.19)	(0.22)	(0.22)	(0.21)
Net asset value, end of period	$6.51	$6.72	$6.38	$6.27	$6.24	$6.46
Total return (%)[3]	(1.55)[4]	8.57	4.88	4.08	(0.09)	3.32
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$10	$7	$7	$17	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46[5]	0.46	0.49	0.47	0.45	0.46
Expenses including reductions	0.45[5]	0.45	0.48	0.47	0.44	0.45
Net investment income	2.77[5]	2.50	3.01	3.54	3.38	3.09
Portfolio turnover (%)	15	63	76	58	48	41

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	45

CLASS R6 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$6.73	$6.38	$6.27	$6.24	$6.46	$6.46
Net investment income[2]	0.09	0.17	0.19	0.22	0.22	0.20
Net realized and unrealized gain (loss) on investments	(0.18)	0.37	0.12	0.03	(0.22)	0.02
Total from investment operations	(0.09)	0.54	0.31	0.25	—	0.22
Less distributions
From net investment income	(0.12)	(0.19)	(0.20)	(0.22)	(0.22)	(0.22)
Net asset value, end of period	$6.52	$6.73	$6.38	$6.27	$6.24	$6.46
Total return (%)[3]	(1.38)[4]	8.61	4.93	4.13	(0.03)	3.39
Ratios and supplemental data
Net assets, end of period (in millions)	$983	$869	$582	$461	$1,525	$288
Ratios (as a percentage of average net assets):
Expenses before reductions	0.41[5]	0.41	0.44	0.42	0.40	0.41
Expenses including reductions	0.40[5]	0.41	0.43	0.42	0.39	0.38
Net investment income	2.82[5]	2.54	3.04	3.58	3.45	3.15
Portfolio turnover (%)	15	63	76	58	48	41

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
46	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	47

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$120,458,695	—	$120,458,695	—
Foreign government obligations	423,796,266	—	423,796,266	—
Corporate bonds	1,224,719,545	—	1,224,719,545	—
Convertible bonds	45,907,198	—	45,907,198	—
Capital preferred securities	5,188,405	—	5,188,405	—
Term loans	180,002,159	—	180,002,159	—
Collateralized mortgage obligations	31,314,528	—	31,314,528	—
Asset backed securities	21,119,783	—	21,119,783	—
Common stocks	14,314,135	$14,314,135	—	—
Preferred securities	81,246,746	77,580,982	3,665,764	—
Purchased options	142,596	—	142,596	—
Short-term investments	98,818,602	18,632,602	80,186,000	—
Total investments in securities	$2,247,028,658	$110,527,719	$2,136,500,939	—
Derivatives:
Assets
Futures	$12,888	$12,888	—	—
Forward foreign currency contracts	14,872,979	—	$14,872,979	—
Liabilities
48	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Futures	$(3,718,215)	$(3,718,215)	—	—
Forward foreign currency contracts	(5,791,105)	—	$(5,791,105)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	49

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2021, the fund loaned securities valued at $18,242,892 and received $18,642,016 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
50	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2021 were $4,796.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2021, the fund has a short-term capital loss carryforward of $75,900,427 and a long-term capital loss carryforward of $50,322,055 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	51

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the
52	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2021, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $198.0 million to $461.4 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended November 30, 2021, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $111.2 million to $1,000.5 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended November 30, 2021, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging up to $143,000, as measured at each quarter end.
During the six months ended November 30, 2021, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $475,000, as measured at each quarter end. There were no open written option contracts as of November 30, 2021.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	53

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$12,888	$(3,718,215)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	14,872,979	(5,791,105)
Currency	Unaffiliated investments, at value[2]	Purchased options	142,596	—
			$15,028,463	$(9,509,320)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2021:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	$(16,778,536)	—	—	$(16,778,536)
Currency	—	$2,291,056	$783,258	3,074,314
Total	$(16,778,536)	$2,291,056	$783,258	$(13,704,222)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2021:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$(1,987,048)	—	—	$(1,987,048)
Currency	$(190,068)	—	$9,238,889	$9,615	9,058,436
Total	$(190,068)	$(1,987,048)	$9,238,889	$9,615	$7,071,388

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
54	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$28,202
Class C	1,275
Class I	28,356
Class R2	540
Class	Expense reduction
Class R4	$163
Class R5	436
Class R6	43,044
Total	$102,016

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2021, were equivalent to a net annual effective rate of 0.33% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	55

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,763 for Class R4 shares for the six months ended November 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $140,753 for the six months ended November 30, 2021. Of this amount, $19,829 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $120,924 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2021, CDSCs received by the Distributor amounted to $3,852 and $494 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$917,951	$348,768
Class C	138,515	15,794
Class I	—	350,775
56	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class R2	$29,242	$512
Class R4	6,173	155
Class R5	2,413	416
Class R6	—	40,983
Total	$1,094,294	$757,403
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2021 and for the year ended May 31, 2021 were as follows:
	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,475,902	$36,544,236	19,347,248	$128,926,362
Distributions reinvested	1,316,654	8,753,377	2,044,226	13,635,575
Repurchased	(7,450,749)	(49,681,179)	(14,665,312)	(97,801,867)
Net increase (decrease)	(658,193)	$(4,383,566)	6,726,162	$44,760,070
Class B shares
Sold	—	—	101	$663
Distributions reinvested	—	—	3,526	23,124
Repurchased	—	—	(928,557)	(6,124,459)
Net decrease	—	—	(924,930)	$(6,100,672)
Class C shares
Sold	106,095	$708,590	488,757	$3,249,125
Distributions reinvested	48,768	324,347	138,680	920,236
Repurchased	(840,801)	(5,613,265)	(10,988,883)	(73,197,173)
Net decrease	(685,938)	$(4,580,328)	(10,361,446)	$(69,027,812)
Class I shares
Sold	11,624,313	$77,590,984	22,670,289	$150,986,083
Distributions reinvested	1,507,445	10,001,150	2,263,729	15,070,006
Repurchased	(9,698,241)	(64,491,284)	(18,604,211)	(123,752,311)
Net increase	3,433,517	$23,100,850	6,329,807	$42,303,778
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	57

	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	—	—	52,454	$345,250
Distributions reinvested	—	—	5,576	36,735
Repurchased	—	—	(988,556)	(6,568,744)
Net decrease	—	—	(930,526)	$(6,186,759)
Class R2 shares
Sold	616,511	$4,105,184	1,376,644	$9,152,894
Distributions reinvested	26,665	176,866	27,459	183,634
Repurchased	(157,489)	(1,047,111)	(453,936)	(3,030,456)
Net increase	485,687	$3,234,939	950,167	$6,306,072
Class R3 shares
Sold	—	—	36,366	$238,128
Distributions reinvested	—	—	4,254	27,939
Repurchased	—	—	(684,924)	(4,538,111)
Net decrease	—	—	(644,304)	$(4,272,044)
Class R4 shares
Sold	61,761	$412,930	213,865	$1,431,246
Distributions reinvested	8,743	58,133	12,624	84,242
Repurchased	(33,239)	(222,253)	(144,004)	(963,859)
Net increase	37,265	$248,810	82,485	$551,629
Class R5 shares
Sold	85,368	$570,483	701,285	$4,679,275
Distributions reinvested	24,882	165,226	37,883	252,383
Repurchased	(199,654)	(1,327,089)	(462,999)	(3,095,350)
Net increase (decrease)	(89,404)	$(591,380)	276,169	$1,836,308
Class R6 shares
Sold	30,269,397	$201,863,928	52,649,935	$349,143,908
Distributions reinvested	2,432,575	16,159,555	3,265,041	21,782,798
Repurchased	(11,061,798)	(73,851,046)	(17,978,708)	(120,166,860)
Net increase	21,640,174	$144,172,437	37,936,268	$250,759,846
Total net increase	24,163,108	$161,201,762	39,439,852	$260,930,416
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B, Class R1, and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
58	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Redesignation	Effective date	Amount
Class R3 shares as Class R2 shares	October 9, 2020	$2,461,545
Class B shares as Class A shares	October 14, 2020	$3,153,811
Class R1 shares as Class R2 shares	October 23, 2020	$5,004,936
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $462,386,458 and $295,164,788, respectively, for the six months ended November 30, 2021. Purchases and sales of U.S. Treasury obligations aggregated $2,263,711 and $15,304,168, respectively, for the six months ended November 30, 2021.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,862,310	$8,512,681	$79,052,304	$(68,930,889)	$112	$(1,606)	$26,323	—	$18,632,602

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	59

Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
60	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	61

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
62	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, five- and ten-year periods and underperformed its benchmark index for the three-year period ended December 31, 2020. The Board also noted that the fund outperformed the peer group median for the one-and three-year periods and underperformed the peer group median for the five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index for the three-year period and to the peer group median for the five- and ten-year periods. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index for the one-, five- and ten-year periods and relative to the peer group for the one- and three-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index and comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	63

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
64	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	65

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of its benchmark index and comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
66	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	67

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*,1
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Retired effective 12-31-21
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III
Kisoo Park
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
68	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1949188	91SA 11/21
1/2022

Semiannual report
John Hancock
Managed Account Shares
Fixed income
November 30, 2021

A message to shareholders
Dear shareholder,
The fixed-income markets grew increasingly volatile during the six months ended November 30, 2021. One factor was rising inflation; the 12-month inflation rate in the United States and eurozone reached 30-year highs, and inflation generally rose across Asia as well. Persistently high inflation led to expectations that central banks around the world will reduce or eliminate their accommodative policies sooner than expected.
Another factor was the spread of new, more-transmissible COVID-19 variants, including Delta and Omicron, that created uncertainty about global economic growth going forward. In this environment, global bond yields generally moved higher, led by short- and intermediate-term yields as investors began to price in changing central bank policies.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Managed Account Shares

2	Portfolio summary
5	Managed Account Shares Investment-Grade Corporate Bond Portfolio
6	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
7	Managed Account Shares Securitized Debt Portfolio
8	Your expenses
9	Portfolios’ investments
28	Financial statements
31	Financial highlights
33	Notes to financial statements
39	Evaluation of advisory and subadvisory agreements by the Board of Trustees
51	More information
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	1

Portfolio summary
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
SECTOR COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 11/30/2021 (% of net assets)
United States	82.1
United Kingdom	2.2
Netherlands	2.1
Canada	1.9
Ireland	1.5
Japan	1.4
United Arab Emirates	1.2
Norway	1.0
Luxembourg	1.0
Other countries	5.6
TOTAL	100.0
Notes about risk
The portfolio is subject to various risks as described in the portfolio’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
SECTOR COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 11/30/2021 (% of net assets)
United States	73.5
Canada	4.6
Luxembourg	3.6
Mexico	3.5
United Kingdom	2.6
Ireland	2.3
Brazil	1.8
Netherlands	1.3
United Arab Emirates	1.3
France	1.2
Other countries	4.3
TOTAL	100.0
Notes about risk
The portfolio is subject to various risks as described in the portfolio’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

John Hancock Managed Account Shares Securitized Debt Portfolio
PORTFOLIO COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The portfolio is subject to various risks as described in the portfolio’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Managed Account Shares Investment-Grade Corporate Bond Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Corporate Bond Index.
The Bloomberg U.S. Corporate Bond Index, formerly known as Bloomberg Barclays U.S. Corporate Bond Index, tracks the investment grade, fixed-rate, taxable corporate bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
PERFORMANCE CHART

Total returns for the period ended 11-30-21 (%)
	Investment-Grade Corporate Bond Portfolio	Bloomberg U.S. Corporate Bond Index
Inception	7-9-19	7-9-19
Average annual total returns
1 year	1.29	-0.53
Since inception	5.24	5.39
Cumulative returns
6-months	1.74	1.94
Since inception	13.03	13.42
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	1.17
Net (%)	0.00
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the portfolio.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE BofA U.S. High Yield Index.
The Intercontinental Exchange (ICE) Bank of America (BofA) U.S. High Yield Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market and includes issues with a credit rating of BBB or below.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
PERFORMANCE CHART

Total returns for the period ended 11-30-21 (%)
	Non-Investment-Grade Corporate Bond Portfolio	ICE BofA U.S. High Yield Index
Inception	7-9-19	7-9-19
Average annual total returns
1 year	4.28	5.39
Since inception	4.59	5.56
Cumulative returns
6-months	0.73	1.09
Since inception	11.35	13.85
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	1.32
Net (%)	0.00
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the portfolio.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Managed Account Shares Securitized Debt Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Managed Account Shares Securitized Debt Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Securitized MBS ABS CMBS Index.
The Bloomberg U.S. Securitized MBS ABS CMBS Index, formerly known as Bloomberg Barclays U.S. Securitized MBS ABS CMBS Index, tracks the performance of mortgage-backed securities (MBS) guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac; investment-grade debt asset-backed securities (ABS); and investment-grade commercial mortgage-backed securities (CMBS).
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
PERFORMANCE CHART

Total returns for the period ended 11-30-21 (%)
	Securitized Debt Portfolio	Bloomberg U.S. Securitized MBS ABS CMBS Index
Inception	7-9-19	7-9-19
Average annual total returns
1 year	0.43	-0.70
Since inception	2.82	2.15
Cumulative returns
6-months	-0.56	-0.23
Since inception	6.91	5.23
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Gross (%)	1.25
Net (%)	0.00
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the portfolio.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

Your expenses
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (June 1, 2021 through November 30, 2021).
Actual expenses/actual returns
The first line in the table on the following page is intended to provide information about a portfolio’s actual ongoing operating expenses, and is based on the portfolio’s actual NAV return. It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2021, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line in the table on the following page allows you to compare a portfolio’s ongoing operating expenses with those of any other portfolio. It provides an example of the portfolio’s hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the portfolio’s actual return). It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021. Look in any other portfolio shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 6-1-2021	Ending value on 11-30-2021	Expenses paid during period ended 11-30-2021[1]	Annualized expense ratio
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Actual expenses/actual returns	$1,000.00	$1,017.40	$0.00	0.00%
Hypothetical example	1,000.00	1,025.10	0.00	0.00%
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Actual expenses/actual returns	$1,000.00	$1,007.30	$0.00	0.00%
Hypothetical example	1,000.00	1,025.10	0.00	0.00%
Managed Account Shares Securitized Debt Portfolio
Actual expenses/actual returns	$1,000.00	$994.40	$0.00	0.00%
Hypothetical example	1,000.00	1,025.10	0.00	0.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Portfolios’ investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 1.5%				$495,250
(Cost $504,780)
Qatar 0.8%				266,500
State of Qatar Bond (A)	5.103	04-23-48	200,000	266,500
Saudi Arabia 0.7%				228,750
Kingdom of Saudi Arabia Bond (A)	4.375	04-16-29	200,000	228,750

Corporate bonds 95.8%				$31,939,213
(Cost $31,836,595)
Communication services 7.8%				2,589,498
Diversified telecommunication services 1.8%
AT&T, Inc.	3.100	02-01-43	200,000	193,007
AT&T, Inc.	3.500	06-01-41	160,000	164,385
Level 3 Financing, Inc. (A)	3.400	03-01-27	25,000	25,625
Telefonica Emisiones SA	5.213	03-08-47	165,000	206,530
Media 3.2%
Charter Communications Operating LLC	4.200	03-15-28	221,000	242,453
Charter Communications Operating LLC	4.800	03-01-50	225,000	253,439
Charter Communications Operating LLC	5.750	04-01-48	229,000	288,351
Charter Communications Operating LLC	6.484	10-23-45	195,000	266,489
Wireless telecommunication services 2.8%
T-Mobile USA, Inc.	2.050	02-15-28	355,000	349,722
T-Mobile USA, Inc.	3.300	02-15-51	85,000	82,640
T-Mobile USA, Inc.	3.750	04-15-27	36,000	38,704
T-Mobile USA, Inc.	3.875	04-15-30	370,000	402,132
T-Mobile USA, Inc.	4.500	04-15-50	65,000	76,021
Consumer discretionary 11.0%				3,676,735
Automobiles 4.4%
General Motors Company	4.200	10-01-27	264,000	288,041
General Motors Financial Company, Inc.	2.400	10-15-28	297,000	294,169
General Motors Financial Company, Inc.	3.600	06-21-30	193,000	204,541
Hyundai Capital America (A)	1.800	10-15-25	25,000	24,964
Hyundai Capital America (A)	2.375	10-15-27	360,000	359,382
Nissan Motor Acceptance Company LLC (A)	1.125	09-16-24	68,000	66,975
Nissan Motor Company, Ltd. (A)	4.810	09-17-30	225,000	251,500
Hotels, restaurants and leisure 6.2%
Booking Holdings, Inc.	4.625	04-13-30	196,000	229,381
Choice Hotels International, Inc.	3.700	12-01-29	50,000	52,985
Choice Hotels International, Inc.	3.700	01-15-31	75,000	78,867
Expedia Group, Inc.	2.950	03-15-31	66,000	66,675
Expedia Group, Inc.	3.250	02-15-30	330,000	340,040
Expedia Group, Inc.	3.800	02-15-28	320,000	341,313
Expedia Group, Inc.	4.625	08-01-27	92,000	102,766
Expedia Group, Inc.	5.000	02-15-26	116,000	129,806
Marriott International, Inc.	2.850	04-15-31	110,000	110,480
Marriott International, Inc.	3.500	10-15-32	34,000	35,767
Marriott International, Inc.	4.625	06-15-30	200,000	225,101
Marriott International, Inc.	4.650	12-01-28	313,000	352,830
Internet and direct marketing retail 0.3%
eBay, Inc.	2.700	03-11-30	90,000	92,233
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	25,000	28,919
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.6%				$536,299
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	149,000	182,492
Constellation Brands, Inc.	3.150	08-01-29	35,000	36,905
Food products 0.9%
JBS Finance Luxembourg Sarl (A)	3.625	01-15-32	320,000	316,902
Energy 11.2%				3,718,175
Oil, gas and consumable fuels 11.2%
Aker BP ASA (A)	2.875	01-15-26	150,000	156,002
Aker BP ASA (A)	4.000	01-15-31	150,000	163,179
Diamondback Energy, Inc.	3.125	03-24-31	69,000	70,336
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	205,000	212,495
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	154,000	170,409
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	80,000	88,171
Energy Transfer LP	4.200	04-15-27	83,000	89,608
Energy Transfer LP	5.150	03-15-45	168,000	191,656
Energy Transfer LP	5.250	04-15-29	364,000	416,312
Energy Transfer LP	5.400	10-01-47	60,000	71,423
Energy Transfer LP	5.500	06-01-27	125,000	142,958
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	239,000	245,742
Kinder Morgan Energy Partners LP	7.750	03-15-32	22,000	30,999
Kinder Morgan, Inc.	4.300	03-01-28	51,000	56,619
Lundin Energy Finance BV (A)	3.100	07-15-31	402,000	406,205
Midwest Connector Capital Company LLC (A)	3.900	04-01-24	70,000	72,566
MPLX LP	4.000	03-15-28	263,000	285,844
MPLX LP	4.125	03-01-27	12,000	13,053
MPLX LP	4.250	12-01-27	50,000	55,030
Sabine Pass Liquefaction LLC	4.200	03-15-28	105,000	115,205
Sabine Pass Liquefaction LLC	4.500	05-15-30	229,000	259,054
Sabine Pass Liquefaction LLC	5.000	03-15-27	75,000	84,428
The Williams Companies, Inc.	3.750	06-15-27	249,000	269,481
TransCanada PipeLines, Ltd.	4.250	05-15-28	46,000	51,400
Financials 17.4%				5,814,159
Banks 7.0%
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	100,000	112,147
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (B)	6.300	03-10-26	50,000	56,135
Barclays PLC	4.375	01-12-26	200,000	218,738
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	94,000	94,407
Citizens Financial Group, Inc.	3.250	04-30-30	115,000	122,322
Credit Agricole SA (A)	3.250	01-14-30	250,000	259,779
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	75,000	75,590
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	135,000	144,956
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	200,000	209,477
Santander Holdings USA, Inc.	4.400	07-13-27	225,000	248,133
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	190,000	183,236
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(C)	3.804	02-01-22	58,000	57,783
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)	4.850	06-01-23	43,000	43,693
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	226,000	245,775
Zions Bancorp NA	3.250	10-29-29	264,000	275,953
Capital markets 4.2%
Ares Capital Corp.	2.150	07-15-26	227,000	224,177
Ares Capital Corp.	2.875	06-15-28	116,000	115,593
Ares Capital Corp.	3.875	01-15-26	45,000	47,368
Ares Capital Corp.	4.200	06-10-24	34,000	35,821
Blackstone Private Credit Fund (A)	2.350	11-22-24	167,000	167,034
Hercules Capital, Inc.	2.625	09-16-26	97,000	95,695
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Lazard Group LLC	4.375	03-11-29	27,000	$30,445
Macquarie Bank, Ltd. (A)	3.624	06-03-30	200,000	207,168
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	219,000	211,928
Oaktree Specialty Lending Corp.	2.700	01-15-27	186,000	184,240
The Goldman Sachs Group, Inc.	3.850	01-26-27	83,000	88,960
Diversified financial services 1.3%
Jefferies Group LLC	4.150	01-23-30	155,000	172,393
Jefferies Group LLC	4.850	01-15-27	77,000	87,840
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	170,000	177,082
Insurance 4.9%
Ascot Group, Ltd. (A)	4.250	12-15-30	50,000	51,642
Athene Holding, Ltd.	3.500	01-15-31	218,000	230,960
CNO Financial Group, Inc.	5.250	05-30-29	130,000	150,186
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	234,000	290,216
New York Life Insurance Company (A)	3.750	05-15-50	24,000	27,635
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (A)	2.750	01-21-51	235,000	227,656
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	320,000	327,296
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	69,000	70,458
SBL Holdings, Inc. (A)	5.000	02-18-31	105,000	110,179
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	69,000	85,107
Unum Group	4.125	06-15-51	48,000	48,956
Health care 8.0%				2,652,641
Health care providers and services 6.7%
AmerisourceBergen Corp.	2.800	05-15-30	113,000	116,093
Cottage Health Obligated Group	3.304	11-01-49	62,000	68,397
CVS Health Corp.	2.700	08-21-40	175,000	167,513
CVS Health Corp.	3.750	04-01-30	117,000	128,302
CVS Health Corp.	4.300	03-25-28	220,000	247,714
CVS Health Corp.	5.050	03-25-48	138,000	182,344
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	225,000	216,318
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	160,000	172,596
HCA, Inc.	4.125	06-15-29	346,000	380,291
HCA, Inc.	5.250	06-15-26	175,000	196,907
Universal Health Services, Inc. (A)	2.650	10-15-30	359,000	348,230
Pharmaceuticals 1.3%
Royalty Pharma PLC	1.750	09-02-27	25,000	24,440
Viatris, Inc.	2.700	06-22-30	280,000	279,580
Viatris, Inc.	4.000	06-22-50	115,000	123,916
Industrials 14.8%				4,933,818
Aerospace and defense 4.5%
DAE Funding LLC (A)	3.375	03-20-28	400,000	404,712
Huntington Ingalls Industries, Inc.	4.200	05-01-30	253,000	285,175
The Boeing Company	3.200	03-01-29	114,000	117,824
The Boeing Company	5.040	05-01-27	226,000	254,463
The Boeing Company	5.150	05-01-30	222,000	257,518
The Boeing Company	5.805	05-01-50	136,000	183,438
Airlines 4.7%
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	114,844	119,452
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	35,665	34,514
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	19,293	18,528
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	29,399	29,857
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	76,000	73,706
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	22,968	24,763
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	59,919	69,625
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc. (A)	4.750	10-20-28	181,000	$198,328
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	32,013	32,770
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	97,442	102,083
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	117,552	118,140
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	225,569	243,509
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	299,896	326,211
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	44,900	46,921
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	16,106	16,497
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	116,145	122,431
Building products 0.6%
Owens Corning	3.950	08-15-29	178,000	194,894
Construction and engineering 0.2%
Quanta Services, Inc.	0.950	10-01-24	67,000	66,304
Industrial conglomerates 0.6%
General Electric Company	4.250	05-01-40	166,000	205,697
Professional services 0.6%
CoStar Group, Inc. (A)	2.800	07-15-30	196,000	198,803
Trading companies and distributors 3.0%
AerCap Ireland Capital DAC	3.650	07-21-27	466,000	493,268
Air Lease Corp.	2.875	01-15-26	40,000	41,053
Air Lease Corp.	3.625	12-01-27	20,000	21,063
Ashtead Capital, Inc. (A)	4.250	11-01-29	410,000	440,769
Transportation infrastructure 0.6%
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	200,000	191,502
Information technology 14.3%				4,771,017
Communications equipment 0.9%
Motorola Solutions, Inc.	2.300	11-15-30	151,000	148,136
Motorola Solutions, Inc.	2.750	05-24-31	160,000	160,804
IT services 0.9%
CGI, Inc. (A)	1.450	09-14-26	125,000	122,177
VeriSign, Inc.	2.700	06-15-31	175,000	176,579
Semiconductors and semiconductor equipment 7.9%
Broadcom, Inc. (A)	3.419	04-15-33	220,000	226,705
Broadcom, Inc.	4.750	04-15-29	605,000	686,509
Broadcom, Inc.	5.000	04-15-30	188,000	218,956
KLA Corp.	4.100	03-15-29	43,000	48,874
Lam Research Corp.	4.875	03-15-49	31,000	42,825
Marvell Technology, Inc.	2.450	04-15-28	295,000	296,995
Micron Technology, Inc.	4.185	02-15-27	280,000	306,594
Micron Technology, Inc.	5.327	02-06-29	322,000	378,762
NXP BV (A)	3.875	06-18-26	260,000	281,747
Qorvo, Inc. (A)	3.375	04-01-31	125,000	125,988
Software 1.6%
Autodesk, Inc.	2.850	01-15-30	20,000	20,913
Citrix Systems, Inc.	1.250	03-01-26	160,000	155,051
Oracle Corp.	2.950	04-01-30	132,000	136,301
VMware, Inc.	4.700	05-15-30	195,000	226,280
Technology hardware, storage and peripherals 3.0%
CDW LLC	3.569	12-01-31	176,000	180,011
Dell International LLC	4.900	10-01-26	235,000	265,430
Dell International LLC	5.300	10-01-29	253,000	299,859
Dell International LLC	8.350	07-15-46	159,000	265,521
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 2.5%				$842,123
Chemicals 0.7%
Orbia Advance Corp. SAB de CV (A)	5.500	01-15-48	200,000	231,250
Construction materials 0.2%
Vulcan Materials Company	3.500	06-01-30	51,000	55,283
Containers and packaging 0.9%
Colonial Enterprises, Inc. (A)	3.250	05-15-30	293,000	311,257
Metals and mining 0.7%
Anglo American Capital PLC (A)	4.750	04-10-27	200,000	222,731
Newmont Corp.	2.800	10-01-29	21,000	21,602
Real estate 4.9%				1,628,303
Equity real estate investment trusts 4.9%
American Homes 4 Rent LP	4.250	02-15-28	37,000	41,258
American Tower Corp.	3.550	07-15-27	161,000	172,186
American Tower Corp.	3.800	08-15-29	26,000	28,215
Crown Castle International Corp.	3.300	07-01-30	55,000	57,758
Crown Castle International Corp.	3.650	09-01-27	73,000	78,493
Crown Castle International Corp.	3.800	02-15-28	51,000	55,490
CyrusOne LP	2.150	11-01-30	30,000	29,427
CyrusOne LP	3.450	11-15-29	55,000	58,670
Equinix, Inc.	1.550	03-15-28	69,000	66,504
Equinix, Inc.	2.500	05-15-31	221,000	218,742
Equinix, Inc.	3.200	11-18-29	251,000	262,723
GLP Capital LP	5.375	04-15-26	80,000	88,747
Host Hotels & Resorts LP	3.375	12-15-29	230,000	235,867
Host Hotels & Resorts LP	3.500	09-15-30	197,000	201,763
Host Hotels & Resorts LP	4.500	02-01-26	30,000	32,460
Utilities 2.3%				776,445
Electric utilities 1.8%
NRG Energy, Inc. (A)	2.450	12-02-27	66,000	65,474
NRG Energy, Inc. (A)	4.450	06-15-29	60,000	65,437
Vistra Operations Company LLC (A)	3.700	01-30-27	143,000	149,262
Vistra Operations Company LLC (A)	4.300	07-15-29	301,000	322,375
Multi-utilities 0.5%
Dominion Energy, Inc.	3.375	04-01-30	35,000	37,154

NiSource, Inc.	1.700	02-15-31	125,000	117,406

NiSource, Inc.	3.600	05-01-30	18,000	19,337
Municipal bonds 1.7%				$569,344
(Cost $550,855)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	32,505
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	133,076
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	60,000	69,055
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	31,318
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	140,000	148,004
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	155,000	155,386

	Shares	Value
Common stocks 0.0%		$4,720
(Cost $5,199)
Utilities 0.0%		4,720
Multi-utilities 0.0%

Dominion Energy, Inc.	50	4,720
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Shares	Value

Preferred securities 0.0%		$3,092
(Cost $3,200)
Utilities 0.0%		3,092
Multi-utilities 0.0%
DTE Energy Company, 6.250%	64	3,092

Total investments (Cost $32,900,629) 99.0%	$33,011,619
Other assets and liabilities, net 1.0%	327,052
Total net assets 100.0%	$33,338,671

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,864,799 or 23.6% of the portfolio’s net assets as of 11-30-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.5%				$160,280
(Cost $189,988)
Argentina 0.5%				160,280
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	520,000	160,280

Corporate bonds 96.2%				$31,927,406
(Cost $32,149,521)
Communication services 17.5%				5,802,437
Diversified telecommunication services 4.7%
C&W Senior Financing DAC (A)	6.875	09-15-27	200,000	208,696
Cincinnati Bell, Inc. (A)	7.000	07-15-24	103,000	104,803
Connect Finco SARL (A)	6.750	10-01-26	90,000	93,825
GCI LLC (A)	4.750	10-15-28	55,000	56,298
Kenbourne Invest SA (A)	4.700	01-22-28	200,000	194,300
Radiate Holdco LLC (A)	6.500	09-15-28	92,000	89,212
Switch, Ltd. (A)	3.750	09-15-28	14,000	13,860
Telecom Argentina SA (A)	8.000	07-18-26	46,000	43,355
Telecom Italia Capital SA	7.200	07-18-36	106,000	115,456
Telecom Italia SpA (A)	5.303	05-30-24	200,000	207,448
Telesat Canada (A)	5.625	12-06-26	46,000	42,205
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	195,002
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	200,000	206,500
Entertainment 4.1%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) (A)	12.000	06-15-26	147,000	149,389
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	100,000	101,250
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	144,000	144,000
Netflix, Inc.	4.875	04-15-28	400,000	452,500
Netflix, Inc. (A)	4.875	06-15-30	98,000	113,484
Netflix, Inc. (A)	5.375	11-15-29	20,000	23,658
Netflix, Inc.	5.875	11-15-28	125,000	149,610
Playtika Holding Corp. (A)	4.250	03-15-29	15,000	14,233
WMG Acquisition Corp. (A)	3.000	02-15-31	125,000	117,716
WMG Acquisition Corp. (A)	3.875	07-15-30	107,000	107,268
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services 0.8%
ANGI Group LLC (A)	3.875	08-15-28	78,000	$74,088
Match Group Holdings II LLC (A)	3.625	10-01-31	53,000	49,963
Match Group Holdings II LLC (A)	4.125	08-01-30	83,000	82,274
Twitter, Inc. (A)	3.875	12-15-27	50,000	52,125
Media 4.3%
Cable One, Inc. (A)	4.000	11-15-30	48,000	46,200
CCO Holdings LLC (A)	4.500	06-01-33	64,000	63,040
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	20,000	20,846
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	200,000	189,152
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	200,000	207,348
Midas OpCo Holdings LLC (A)	5.625	08-15-29	220,000	221,650
News Corp. (A)	3.875	05-15-29	87,000	85,500
Sirius XM Radio, Inc. (A)	4.000	07-15-28	128,000	126,560
Sirius XM Radio, Inc. (A)	5.000	08-01-27	142,000	146,217
Townsquare Media, Inc. (A)	6.875	02-01-26	40,000	41,946
Univision Communications, Inc. (A)	4.500	05-01-29	200,000	199,862
Videotron, Ltd. (A)	3.625	06-15-29	60,000	60,075
Wireless telecommunication services 3.6%
Millicom International Cellular SA (A)	6.250	03-25-29	180,000	191,250
Oztel Holdings SPC, Ltd. (A)	6.625	04-24-28	200,000	215,456
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	195,750
Sprint Corp.	7.875	09-15-23	82,000	90,098
T-Mobile USA, Inc.	2.875	02-15-31	112,000	108,361
T-Mobile USA, Inc.	3.375	04-15-29	125,000	125,781
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	220,000	264,827
Consumer discretionary 16.0%				5,296,196
Auto components 0.2%
Dealer Tire LLC (A)	8.000	02-01-28	39,000	39,585
LCM Investments Holdings II LLC (A)	4.875	05-01-29	33,000	32,872
Automobiles 3.4%
Ford Motor Company	3.250	02-12-32	81,000	81,000
Ford Motor Credit Company LLC	4.000	11-13-30	200,000	209,750
Ford Motor Credit Company LLC	4.125	08-17-27	200,000	210,984
Ford Motor Credit Company LLC	4.134	08-04-25	400,000	418,000
Ford Motor Credit Company LLC	5.113	05-03-29	200,000	221,420
Diversified consumer services 2.0%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	200,000	205,160
Service Corp. International	4.000	05-15-31	213,000	212,468
Sotheby’s (A)	7.375	10-15-27	75,000	78,375
StoneMor, Inc. (A)	8.500	05-15-29	153,000	157,590
Hotels, restaurants and leisure 7.4%
Affinity Gaming (A)	6.875	12-15-27	65,000	66,625
Caesars Resort Collection LLC (A)	5.750	07-01-25	25,000	25,967
CCM Merger, Inc. (A)	6.375	05-01-26	26,000	27,040
Dave & Buster’s, Inc. (A)	7.625	11-01-25	8,000	8,480
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	85,000	82,507
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31	70,000	70,141
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	173,000	181,650
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28	15,000	15,866
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	62,000	61,380
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	80,000	79,429
International Game Technology PLC (A)	5.250	01-15-29	200,000	208,046
International Game Technology PLC (A)	6.500	02-15-25	75,000	81,375
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	64,000	65,280
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Life Time, Inc. (A)	8.000	04-15-26	45,000	$46,125
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	15,000	14,726
MGM Resorts International	4.750	10-15-28	175,000	178,519
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	72,000	71,348
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	83,000	84,082
New Red Finance, Inc. (A)	4.000	10-15-30	171,000	163,397
Papa John’s International, Inc. (A)	3.875	09-15-29	16,000	15,683
Premier Entertainment Sub LLC (A)	5.625	09-01-29	50,000	50,000
Premier Entertainment Sub LLC (A)	5.875	09-01-31	190,000	190,713
Resorts World Las Vegas LLC (A)	4.625	04-16-29	200,000	203,017
Travel + Leisure Company (A)	4.625	03-01-30	158,000	156,025
Travel + Leisure Company	6.600	10-01-25	29,000	31,610
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	40,000	40,414
Yum! Brands, Inc.	3.625	03-15-31	250,000	242,418
Household durables 1.4%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	56,000	55,650
Century Communities, Inc. (A)	3.875	08-15-29	190,000	187,176
Century Communities, Inc.	6.750	06-01-27	57,000	59,795
Empire Communities Corp. (A)	7.000	12-15-25	20,000	20,490
KB Home	4.000	06-15-31	126,000	127,246
Toll Brothers Finance Corp.	3.800	11-01-29	20,000	21,150
Internet and direct marketing retail 0.5%
QVC, Inc.	5.450	08-15-34	162,000	160,380
Multiline retail 0.1%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	17,000	18,118
Specialty retail 0.9%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	22,000	22,139
Asbury Automotive Group, Inc.	4.750	03-01-30	79,000	79,198
Carvana Company (A)	4.875	09-01-29	105,000	99,706
Group 1 Automotive, Inc. (A)	4.000	08-15-28	10,000	9,893
Ken Garff Automotive LLC (A)	4.875	09-15-28	70,000	69,463
Specialty Building Products Holdings LLC (A)	6.375	09-30-26	7,000	7,254
Textiles, apparel and luxury goods 0.1%
Levi Strauss & Company (A)	3.500	03-01-31	29,000	29,471
Consumer staples 5.9%				1,967,745
Food and staples retailing 1.6%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	180,000	184,183
Albertsons Companies, Inc. (A)	3.250	03-15-26	49,000	48,878
Albertsons Companies, Inc. (A)	3.500	03-15-29	175,000	173,434
Albertsons Companies, Inc. (A)	4.875	02-15-30	60,000	63,770
U.S. Foods, Inc. (A)	4.750	02-15-29	79,000	79,980
Food products 3.1%
BRF SA (A)	5.750	09-21-50	200,000	188,760
Kraft Heinz Foods Company	4.375	06-01-46	125,000	144,667
Kraft Heinz Foods Company	4.875	10-01-49	17,000	21,179
Kraft Heinz Foods Company	5.000	06-04-42	25,000	30,510
Kraft Heinz Foods Company	5.500	06-01-50	117,000	158,603
MARB BondCo PLC (A)	3.950	01-29-31	200,000	188,528
NBM US Holdings, Inc. (A)	6.625	08-06-29	200,000	215,752
Post Holdings, Inc. (A)	5.500	12-15-29	65,000	67,240
Simmons Foods, Inc. (A)	4.625	03-01-29	10,000	9,859
Household products 0.6%
Edgewell Personal Care Company (A)	4.125	04-01-29	80,000	78,922
Edgewell Personal Care Company (A)	5.500	06-01-28	120,000	125,100
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products 0.6%
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	$188,380
Energy 10.1%				3,356,984
Energy equipment and services 0.6%
CSI Compressco LP (A)	7.500	04-01-25	88,000	89,100
CSI Compressco LP (A)	7.500	04-01-25	27,000	27,338
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	89,978	87,729
Oil, gas and consumable fuels 9.5%
Altera Infrastructure LP (A)	8.500	07-15-23	72,000	39,240
Antero Midstream Partners LP (A)	5.375	06-15-29	80,000	80,878
Antero Resources Corp.	5.000	03-01-25	67,000	67,335
Antero Resources Corp. (A)	5.375	03-01-30	63,000	64,969
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	84,000	82,740
Cheniere Energy Partners LP	4.000	03-01-31	157,000	160,244
Cheniere Energy Partners LP	4.500	10-01-29	196,000	206,020
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	181,000	173,011
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	25,000	24,430
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	45,000	43,610
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	166,000	169,735
EQT Corp. (A)	3.125	05-15-26	41,000	40,974
EQT Corp. (A)	3.625	05-15-31	41,000	41,775
Hess Midstream Operations LP (A)	4.250	02-15-30	30,000	29,027
Inversiones Latin America Power Ltda (A)	5.125	06-15-33	200,000	193,484
Leviathan Bond, Ltd. (A)	6.500	06-30-27	108,000	113,971
Leviathan Bond, Ltd. (A)	6.750	06-30-30	16,000	16,807
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	200,000	192,244
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	239,000	240,195
New Fortress Energy, Inc. (A)	6.500	09-30-26	110,000	103,986
Occidental Petroleum Corp.	3.500	08-15-29	46,000	45,048
Parkland Corp. (A)	4.500	10-01-29	53,000	52,079
Parkland Corp. (A)	4.625	05-01-30	79,000	77,868
Petrobras Global Finance BV	6.900	03-19-49	38,000	39,140
Petrorio Luxembourg Sarl (A)	6.125	06-09-26	200,000	195,500
Sunoco LP	4.500	05-15-29	20,000	19,730
Sunoco LP (A)	4.500	04-30-30	98,000	97,020
Targa Resources Partners LP (A)	4.000	01-15-32	433,000	447,298
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	35,000	35,145
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	58,000	59,314
Financials 8.1%				2,695,465
Banks 5.0%
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28	200,000	191,868
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (B)	4.700	01-30-25	250,000	251,550
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	134,000	150,434
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	67,000	67,298
Freedom Mortgage Corp. (A)	8.250	04-15-25	175,000	174,125
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	216,100
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	200,000	217,146
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (A)(B)	4.750	05-26-26	200,000	201,750
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	200,000	209,156
Capital markets 0.7%
MSCI, Inc. (A)	3.250	08-15-33	100,000	99,716
MSCI, Inc. (A)	3.625	11-01-31	124,000	126,117
Consumer finance 1.3%
Enova International, Inc. (A)	8.500	09-01-24	1,000	1,010
Enova International, Inc. (A)	8.500	09-15-25	119,000	121,678
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
OneMain Finance Corp.	6.875	03-15-25	81,000	$89,100
OneMain Finance Corp.	8.875	06-01-25	40,000	42,900
Unifin Financiera SAB de CV (A)	9.875	01-28-29	200,000	167,702
Diversified financial services 0.2%
Brightstar Escrow Corp. (A)	9.750	10-15-25	54,000	57,713
Insurance 0.3%
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	110,000	109,450
Thrifts and mortgage finance 0.6%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	40,000	38,450
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	97,000	96,636
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	20,000	20,651
Radian Group, Inc.	4.500	10-01-24	43,000	44,915
Health care 5.9%				1,972,230
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27	52,000	57,200
Health care providers and services 3.8%
AdaptHealth LLC (A)	5.125	03-01-30	200,000	197,878
Centene Corp.	3.000	10-15-30	149,000	148,761
Centene Corp.	3.375	02-15-30	30,000	30,214
Centene Corp.	4.250	12-15-27	25,000	25,938
Centene Corp.	4.625	12-15-29	35,000	37,450
DaVita, Inc. (A)	3.750	02-15-31	169,000	156,701
DaVita, Inc. (A)	4.625	06-01-30	162,000	159,975
Encompass Health Corp.	4.500	02-01-28	54,000	54,540
Encompass Health Corp.	4.625	04-01-31	29,000	28,800
MEDNAX, Inc. (A)	6.250	01-15-27	172,000	179,516
Rede D’or Finance Sarl (A)	4.500	01-22-30	200,000	184,140
Select Medical Corp. (A)	6.250	08-15-26	56,000	58,795
Pharmaceuticals 1.9%
Bausch Health Companies, Inc. (A)	5.250	01-30-30	36,000	30,870
Bausch Health Companies, Inc. (A)	6.125	04-15-25	69,000	69,690
Bausch Health Companies, Inc. (A)	6.250	02-15-29	120,000	108,771
Catalent Pharma Solutions, Inc. (A)	3.125	02-15-29	15,000	14,302
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	20,000	20,675
Jazz Securities DAC (A)	4.375	01-15-29	200,000	203,764
Organon & Company (A)	5.125	04-30-31	200,000	204,250
Industrials 14.8%				4,921,799
Aerospace and defense 1.2%
Kratos Defense & Security Solutions, Inc. (A)	6.500	11-30-25	61,000	62,754
TransDigm, Inc.	5.500	11-15-27	335,000	337,149
Air freight and logistics 0.1%
Watco Companies LLC (A)	6.500	06-15-27	21,000	22,005
Airlines 3.8%
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	356,448	356,448
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	82,954	81,733
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	79,996	80,132
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	85,441	82,054
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	67,000	67,658
Delta Air Lines, Inc.	2.900	10-28-24	175,000	176,364
Delta Air Lines, Inc.	3.800	04-19-23	75,000	76,426
Delta Air Lines, Inc.	4.375	04-19-28	160,000	166,482
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	52,517	52,123
United Airlines, Inc. (A)	4.375	04-15-26	9,000	9,036
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines, Inc. (A)	4.625	04-15-29	22,000	$21,883
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	5,476	5,609
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	74,889	79,228
Building products 0.5%
Builders FirstSource, Inc. (A)	4.250	02-01-32	105,000	105,457
Builders FirstSource, Inc. (A)	5.000	03-01-30	35,000	37,162
Builders FirstSource, Inc. (A)	6.750	06-01-27	10,000	10,525
Commercial services and supplies 2.8%
APX Group, Inc. (A)	5.750	07-15-29	97,000	94,575
Cimpress PLC (A)	7.000	06-15-26	150,000	155,063
Clean Harbors, Inc. (A)	4.875	07-15-27	91,000	93,503
Deluxe Corp. (A)	8.000	06-01-29	50,000	51,813
Garda World Security Corp. (A)	6.000	06-01-29	60,000	56,850
GFL Environmental, Inc. (A)	3.500	09-01-28	145,000	140,479
GFL Environmental, Inc. (A)	4.375	08-15-29	75,000	72,963
GFL Environmental, Inc. (A)	4.750	06-15-29	54,000	53,993
Graphic Packaging International LLC (A)	3.500	03-01-29	95,000	93,499
Legends Hospitality Holding Company LLC (A)	5.000	02-01-26	15,000	15,146
Prime Security Services Borrower LLC (A)	3.375	08-31-27	12,000	11,355
Prime Security Services Borrower LLC (A)	6.250	01-15-28	94,000	95,512
Williams Scotsman International, Inc. (A)	4.625	08-15-28	14,000	14,245
Construction and engineering 1.2%
AECOM	5.125	03-15-27	121,000	129,689
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	80,000	80,800
MasTec, Inc. (A)	4.500	08-15-28	61,000	62,830
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	4,000	4,155
Tutor Perini Corp. (A)	6.875	05-01-25	112,000	112,000
Electrical equipment 0.5%
Atkore, Inc. (A)	4.250	06-01-31	33,000	33,083
Vertiv Group Corp. (A)	4.125	11-15-28	133,000	132,668
Machinery 0.9%
ATS Automation Tooling Systems, Inc. (A)	4.125	12-15-28	10,000	10,075
Hillenbrand, Inc.	3.750	03-01-31	69,000	67,813
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	22,000	22,770
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	200,000	203,386
Professional services 0.2%
TriNet Group, Inc. (A)	3.500	03-01-29	80,000	79,040
Road and rail 1.7%
The Hertz Corp. (A)	4.625	12-01-26	15,000	14,785
The Hertz Corp. (A)	5.000	12-01-29	30,000	29,400
Uber Technologies, Inc. (A)	4.500	08-15-29	190,000	188,100
Uber Technologies, Inc. (A)	7.500	05-15-25	120,000	126,450
Uber Technologies, Inc. (A)	7.500	09-15-27	199,000	215,915
Trading companies and distributors 1.9%
Alta Equipment Group, Inc. (A)	5.625	04-15-26	15,000	15,323
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	60,000	58,950
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	120,000	118,200
Boise Cascade Company (A)	4.875	07-01-30	10,000	10,475
H&E Equipment Services, Inc. (A)	3.875	12-15-28	200,000	194,401
United Rentals North America, Inc.	3.875	02-15-31	101,000	101,329
United Rentals North America, Inc.	4.875	01-15-28	125,000	130,938
Information technology 2.6%				856,061
IT services 1.1%
Gartner, Inc. (A)	3.625	06-15-29	38,000	37,763
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
Gartner, Inc. (A)	3.750	10-01-30	14,000	$13,965
Gartner, Inc. (A)	4.500	07-01-28	140,000	145,502
Sabre GLBL, Inc. (A)	7.375	09-01-25	73,000	75,555
Square, Inc. (A)	2.750	06-01-26	34,000	33,835
Square, Inc. (A)	3.500	06-01-31	46,000	46,633
Software 0.8%
Clarivate Science Holdings Corp. (A)	3.875	07-01-28	32,000	31,457
Clarivate Science Holdings Corp. (A)	4.875	07-01-29	32,000	31,336
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	107,000	108,605
Crowdstrike Holdings, Inc.	3.000	02-15-29	11,000	10,608
PTC, Inc. (A)	4.000	02-15-28	11,000	11,055
Ziff Davis, Inc. (A)	4.625	10-15-30	58,000	58,435
Technology hardware, storage and peripherals 0.7%
Atento Luxco 1 SA (A)	8.000	02-10-26	55,000	56,767
CDW LLC	3.250	02-15-29	30,000	29,996
Xerox Holdings Corp. (A)	5.500	08-15-28	164,000	164,549
Materials 10.4%				3,455,027
Chemicals 4.3%
Braskem Idesa SAPI (A)	6.990	02-20-32	200,000	196,000
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (A)	8.500	01-23-81	200,000	223,152
CVR Partners LP (A)	6.125	06-15-28	39,000	40,470
FS Luxembourg Sarl (A)	10.000	12-15-25	200,000	217,302
LSB Industries, Inc. (A)	6.250	10-15-28	33,000	34,074
Methanex Corp.	4.250	12-01-24	125,000	131,567
Sasol Financing USA LLC	5.500	03-18-31	200,000	196,020
Trinseo Materials Operating SCA (A)	5.125	04-01-29	54,000	54,068
Tronox, Inc. (A)	4.625	03-15-29	100,000	97,000
Valvoline, Inc. (A)	3.625	06-15-31	115,000	110,113
WR Grace Holdings LLC (A)	4.875	06-15-27	55,000	54,570
WR Grace Holdings LLC (A)	5.625	08-15-29	60,000	60,332
Construction materials 1.3%
Cemex SAB de CV (A)	3.875	07-11-31	200,000	194,662
Cemex SAB de CV (A)	5.200	09-17-30	200,000	210,996
Standard Industries, Inc. (A)	3.375	01-15-31	28,000	25,795
Standard Industries, Inc. (A)	5.000	02-15-27	12,000	12,302
Containers and packaging 1.2%
Graham Packaging Company, Inc. (A)	7.125	08-15-28	5,000	5,100
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	53,000	55,452
Pactiv Evergreen Group Issuer LLC (A)	4.000	10-15-27	115,000	110,400
Pactiv Evergreen Group Issuer LLC (A)	4.375	10-15-28	201,000	195,473
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	22,000	22,220
Metals and mining 3.6%
Arconic Corp. (A)	6.000	05-15-25	15,000	15,638
Arconic Corp. (A)	6.125	02-15-28	91,000	94,624
Commercial Metals Company	5.375	07-15-27	27,000	27,875
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	400,000	422,800
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31	50,000	50,663
Freeport-McMoRan, Inc.	4.625	08-01-30	260,000	274,551
Freeport-McMoRan, Inc.	5.450	03-15-43	106,000	130,635
Hudbay Minerals, Inc. (A)	4.500	04-01-26	16,000	15,720
JW Aluminum Continuous Cast Company (A)	10.250	06-01-26	15,000	15,731
Novelis Corp. (A)	4.750	01-30-30	144,000	145,394
Volcan Cia Minera SAA (A)	4.375	02-11-26	15,000	14,328
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 2.9%				$947,103
Equity real estate investment trusts 2.9%
Iron Mountain, Inc. (A)	4.875	09-15-29	88,000	89,232
Iron Mountain, Inc. (A)	5.250	07-15-30	101,000	102,938
MGM Growth Properties Operating Partnership LP (A)	3.875	02-15-29	68,000	71,400
RHP Hotel Properties LP (A)	4.500	02-15-29	127,000	123,655
RLJ Lodging Trust LP (A)	3.750	07-01-26	48,000	47,400
SBA Communications Corp.	3.875	02-15-27	171,000	175,032
Uniti Group LP (A)	6.500	02-15-29	30,000	28,843
VICI Properties LP (A)	4.125	08-15-30	165,000	172,425
VICI Properties LP (A)	4.625	12-01-29	95,000	100,915
XHR LP (A)	4.875	06-01-29	35,000	35,263
Utilities 2.0%				656,359
Electric utilities 0.9%
FirstEnergy Corp.	2.650	03-01-30	65,000	63,375
NRG Energy, Inc. (A)	3.375	02-15-29	14,000	13,511
NRG Energy, Inc. (A)	3.625	02-15-31	62,000	58,900
NRG Energy, Inc. (A)	3.875	02-15-32	153,000	146,857
Gas utilities 0.6%
AmeriGas Partners LP	5.500	05-20-25	135,000	144,450
Suburban Propane Partners LP (A)	5.000	06-01-31	65,000	64,188
Independent power and renewable electricity producers 0.5%
DPL, Inc.	4.125	07-01-25	60,000	62,319
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	60,000	62,550

NextEra Energy Operating Partners LP (A)	4.500	09-15-27	38,000	40,209
Term loans (C) 1.0%				$323,031
(Cost $325,765)
Communication services 0.1%				14,956
Media 0.1%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27	15,000	14,956
Consumer discretionary 0.4%				124,778
Hotels, restaurants and leisure 0.4%
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-18-28	127,000	124,778
Industrials 0.3%				108,625
Professional services 0.3%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	110,000	108,625
Information technology 0.2%				74,672
Semiconductors and semiconductor equipment 0.2%

MKS Instruments, Inc., 2021 USD Tem Loan (D)	TBD	10-21-28	75,000	74,672
Asset backed securities 0.1%				$37,629
(Cost $38,000)
Asset backed securities 0.1%				37,629
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	37,629

	Shares	Value
Common stocks 0.4%		$120,134
(Cost $134,986)
Utilities 0.4%		120,134
Multi-utilities 0.4%

Algonquin Power & Utilities Corp.	2,700	120,134
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Shares	Value

Preferred securities 0.1%		$47,180
(Cost $44,375)
Communication services 0.1%		47,180
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	1,775	47,180

	Par value^	Value
Escrow certificates 0.0%		$240
(Cost $0)
LSC Communications, Inc. (A)(E)	80,000	240

Total investments (Cost $32,882,635) 98.3%	$32,615,900
Other assets and liabilities, net 1.7%	557,267
Total net assets 100.0%	$33,173,167

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $21,890,281 or 66.0% of the portfolio’s net assets as of 11-30-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Non-income producing security.
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 31.7%				$9,854,852
(Cost $9,970,914)
Commercial and residential 28.0%				8,697,628
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	55,724	55,543
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	107,251	106,921
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	100,000	104,237
Series 2015-200P, Class C (A)(B)	3.596	04-14-33	115,000	119,788
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	81,000	83,230
BBCMS Trust
Series 2015-SRCH, Class D (A)(B)	4.957	08-10-35	100,000	109,657
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	113,313	115,421
Series 2019-B12, Class A2	3.001	08-15-52	100,000	103,353
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	72,553	72,579
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	1.427	03-15-37	165,000	164,378
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (A)(C)	1.036	10-15-37	110,205	110,403
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (A)(C)	1.200	09-15-36	117,000	115,974
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (A)(C)	1.606	01-15-34	20,000	19,776
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (A)(C)	1.196	08-15-36	250,000	249,385
CAMB Commercial Mortgage Trust
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	1.856	12-15-37	115,000	$114,711
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	176,000	183,819
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (A)	3.341	05-10-36	315,000	328,657
Series 2019-SMRT, Class A (A)	4.149	01-10-36	150,000	158,315
Series 2020-GC46, Class A2	2.708	02-15-53	185,000	189,989
COLT Mortgage Loan Trust
Series 2020-1, Class A1 (A)(B)	2.488	02-25-50	23,641	23,636
Series 2020-2, Class A1 (A)(B)	1.853	03-25-65	37,275	37,368
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	134,852	133,684
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	180,062	177,929
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	172,093	170,783
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	173,487	171,390
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	100,000	96,547
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	1.706	05-15-36	225,000	224,697
Series 2020-NET, Class A (A)	2.257	08-15-37	150,000	151,630
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	90,097	89,581
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	99,307	98,005
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	142,158	141,038
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	396,308	387,110
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	140,000	140,023
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	148,050	147,089
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	69,039	69,652
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	64,387	63,941
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	179,905	178,257
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	123,240	123,926
GCAT Trust
Series 2021-NQM2, Class A1 (A)(B)	1.036	05-25-66	93,994	93,468
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	153,822	152,792
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	80,000	81,359
Series 2015-590M, Class C (A)(B)	3.805	10-10-35	115,000	118,877
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	105,938	105,349
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	85,288	84,302
Irvine Core Office Trust
Series 2013-IRV, Class A2 (A)(B)	3.174	05-15-48	115,000	118,272
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	1.156	05-15-36	200,000	199,121
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (A)(C)	0.806	03-15-38	220,000	219,554
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (A)(C)	1.506	03-15-38	100,000	99,092
MFA Trust
Series 2020-NQM3, Class A1 (A)(B)	1.014	01-26-65	61,574	61,364
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	71,590	71,334
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	1.506	11-15-34	215,000	214,528
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	140,344	145,703
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	186,084	184,173
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	200,000	202,586
Starwood Mortgage Residential Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-3, Class A1 (A)(B)	1.486	04-25-65	43,103	$43,219
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	100,905	100,327
Verus Securitization Trust
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	67,291	66,663
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	310,328	307,742
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	367,355	363,313
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	280,691	276,700
Series 2021-R1, Class A1 (A)(B)	0.820	10-25-63	107,448	107,161
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	148,670	148,207
U.S. Government Agency 3.7%				1,157,224
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.236	06-25-25	10,236,190	77,775
Government National Mortgage Association
Series 2020-108, Class IO	0.933	06-16-62	2,941,082	217,494
Series 2020-114, Class IO	0.927	09-16-62	1,004,036	73,175
Series 2020-118, Class IO	1.047	06-16-62	827,082	64,160
Series 2020-120, Class IO	0.853	05-16-62	1,085,482	82,713
Series 2020-137, Class IO	0.844	09-16-62	4,513,651	320,635
Series 2020-150, Class IO	0.984	12-16-62	1,241,240	100,408
Series 2020-170, Class IO	0.886	11-16-62	621,210	48,669
Series 2020-92, Class IO	1.016	02-16-62	864,114	66,892
Series 2021-10, Class IO	1.000	05-16-63	501,435	43,095

Series 2021-11, Class IO	1.022	12-16-62	716,749	62,208
Asset backed securities 65.7%				$20,463,610
(Cost $20,651,258)
Asset backed securities 65.7%				20,463,610
AGL CLO 5, Ltd.
Series 2020-5A, Class A1R (3 month LIBOR + 1.160%) (A)(C)	1.292	07-20-34	250,000	250,040
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	237,000	234,669
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	72,000	72,681
AMSR Trust
Series 2020-SFR1, Class A (A)	1.819	04-17-37	99,904	100,164
Series 2020-SFR2, Class A (A)	1.632	07-17-37	350,000	347,695
Series 2020-SFR4, Class A (A)	1.355	11-17-37	215,000	210,127
Applebee’s Funding LLC
Series 2019-1A, Class A2I (A)	4.194	06-05-49	212,850	215,495
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	96,043	95,301
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	81,963	84,456
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (A)	2.360	03-20-26	144,000	147,887
Series 2020-1A, Class A (A)	2.330	08-20-26	200,000	206,062
BA Credit Card Trust
Series 2021-A1, Class A1	0.440	09-15-26	265,000	261,622
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	244,000	243,724
Bojangles Issuer LLC
Series 2020-1A, Class A2 (A)	3.832	10-20-50	69,000	70,740
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	104,347	107,692
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	90,039	91,438
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	101,755
Carvana Auto Receivables Trust
Series 2020-P1, Class A4	0.610	10-08-26	76,000	74,978
CF Hippolyta LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	214,340	213,361
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Chase Auto Credit Linked Notes
Series 2021-3, Class B (A)	0.760	02-26-29	223,238	$222,245
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	349,400	346,160
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	119,353	116,726
CoreVest American Finance Trust
Series 2019-3, Class A (A)	2.705	10-15-52	75,882	77,666
Series 2020-3, Class A (A)	1.358	08-15-53	164,930	160,610
Series 2021-1, Class A (A)	1.569	04-15-53	166,190	163,094
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	190,000	186,749
Series 2021-2A, Class A2 (A)	2.400	10-25-51	212,000	212,013
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	197,313	205,760
Series 2021-1A, Class A2I (A)	2.045	11-20-51	317,000	311,802
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	239,000	233,910
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	275,275	291,505
Series 2021-1A, Class A2I (A)	2.662	04-25-51	194,025	195,191
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	49,215	51,299
Series 2020-2A, Class A2 (A)	3.237	01-20-51	129,025	131,291
Series 2021-1A, Class A2 (A)	2.791	10-20-51	184,000	181,045
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	47,774	48,176
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	195,000	194,768
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	08-17-37	125,790	123,535
Series 2020-SFR2, Class A (A)	1.266	10-19-37	170,514	166,651
Series 2021-SFR1, Class A (A)	1.538	08-17-38	198,906	195,619
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	209,035
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	177,658	183,811
Ford Credit Auto Owner Trust
Series 2018-1, Class A (A)	3.190	07-15-31	472,000	498,521
Series 2018-2, Class A (A)	3.470	01-15-30	200,000	208,655
Series 2020-1, Class A (A)	2.040	08-15-31	200,000	204,306
Series 2021-1, Class A (A)	1.370	10-17-33	129,000	128,217
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	248,000	259,317
Series 2020-2, Class A	1.060	09-15-27	250,000	246,011
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (A)	2.900	04-15-26	150,000	156,210
Series 2020-1, Class A (A)	0.680	08-15-25	100,000	99,760
Golub Capital Partners Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.773	04-20-29	100,000	99,202
Hilton Grand Vacations Trust
Series 2018-AA, Class A (A)	3.540	02-25-32	134,616	138,963
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	87,733	90,474
Series 2021-1, Class A (A)	1.698	09-17-41	237,017	233,505
Series 2021-2, Class A (A)	1.901	12-17-26	171,000	171,323
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	82,000	80,771
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	92,000	91,672
Jack in the Box Funding LLC
Series 2019-1A, Class A2I (A)	3.982	08-25-49	218,350	219,746
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) (A)(C)	1.105	07-27-31	250,000	250,016
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	152,000	$148,990
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	80,253	82,405
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (A)	2.600	08-15-68	122,884	125,192
Series 2020-BA, Class A2 (A)	2.120	01-15-69	78,235	79,189
Series 2020-GA, Class A (A)	1.170	09-16-69	76,806	76,544
Series 2020-HA, Class A (A)	1.310	01-15-69	189,749	189,169
Series 2021-A, Class A (A)	0.840	05-15-69	168,470	166,424
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	89,792	87,618
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	239,795	242,486
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	255,000	250,610
Series 2021-1, Class B1 (A)	2.410	10-20-61	100,000	100,084
Ocean Trails CLO X
Series 2020-10A, Class AR (3 month LIBOR + 1.220%) (A)(C)	1.353	10-15-34	250,000	249,546
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (A)	4.459	02-15-27	130,847	133,810
Series 2020-1A, Class A2 (A)	3.101	02-15-28	64,000	64,767
Progress Residential Trust
Series 2020-SFR1, Class A (A)	1.732	04-17-37	100,000	99,523
Series 2020-SFR2, Class A (A)	2.078	06-17-37	100,000	100,427
Series 2021-SFR1, Class A (A)	1.052	04-17-38	100,000	96,843
Series 2021-SFR2, Class A (A)	1.546	04-19-38	125,000	123,464
Series 2021-SFR4, Class A (A)	1.558	05-17-38	300,000	295,048
Series 2021-SFR5, Class A (A)	1.427	07-17-38	200,000	195,749
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (A)	2.510	01-26-32	255,000	264,094
SCF Equipment Leasing LLC
Series 2019-2A, Class C (A)	3.110	06-21-27	130,000	133,787
Series 2021-1A, Class B (A)	1.370	08-20-29	200,000	196,012
ServiceMaster Funding LLC
Series 2020-1, Class A2II (A)	3.337	01-30-51	216,365	218,635
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	112,435	110,758
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A (A)	0.990	11-20-37	94,458	93,725
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	81,383	82,665
Series 2019-B, Class A2A (A)	2.840	06-15-37	103,217	106,145
Series 2020-PTA, Class A2A (A)	1.600	09-15-54	158,236	157,839
Series 2021-A, Class APT2 (A)	1.070	01-15-53	84,107	81,832
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	169,850	176,763
Series 2021-1A, Class A2I (A)	2.190	08-20-51	120,798	117,718
Sound Point CLO XXVII, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.180%) (A)(C)	1.312	10-25-34	250,000	249,703
Starwood Property Mortgage Trust
Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) (A)(C)	1.595	01-15-33	250,000	250,000
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	287,000	282,111
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	181,000	179,925
Series 2021-1A, Class A (A)	1.650	02-20-46	187,083	181,481
26	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.399	10-25-53	100,000	$102,720
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	100,000	103,309
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	18,454	18,640
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	35,383	35,891
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	76,209	77,780
Series 2019-1, Class A1 (A)(B)	3.735	03-25-58	86,277	89,492
Series 2020-4, Class A1 (A)	1.750	10-25-60	219,971	220,053
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (A)	2.560	11-25-31	155,000	160,425
Series 2020-1A, Class A (A)	1.350	05-25-33	300,000	300,081
Tricon American Homes Trust
Series 2020-SFR1, Class A (A)	1.499	07-17-38	372,377	365,152
Series 2020-SFR2, Class A (A)	1.482	11-17-39	348,179	337,003
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	315,292	312,994
Series 2021-1A, Class A (A)	1.860	03-20-46	103,767	101,392
Vantage Data Centers LLC
Series 2019-1A, Class A2 (A)	3.188	07-15-44	177,905	181,870
Series 2020-1A, Class A2 (A)	1.645	09-15-45	90,000	88,192
Series 2020-2A, Class A2 (A)	1.992	09-15-45	230,000	226,559
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	100,000	99,926
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	136,083	135,330
VSE VOI Mortgage LLC
Series 2017-A, Class A (A)	2.330	03-20-35	72,907	73,917
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	306,233	301,966
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	329,345	335,194
World Omni Auto Receivables Trust
Series 2021-B, Class A4	0.690	06-15-27	252,000	247,805
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	236,408	241,621

Total investments (Cost $30,622,172) 97.4%	$30,318,462
Other assets and liabilities, net 2.6%	812,834
Total net assets 100.0%	$31,131,296

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,826,091 or 86.2% of the portfolio’s net assets as of 11-30-21.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	27

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 11-30-21 (unaudited)

	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Assets
Unaffiliated investments, at value	$33,011,619	$32,615,900	$30,318,462
Cash	359,000	483,079	803,122
Dividends and interest receivable	302,419	436,038	54,761
Receivable for fund shares sold	434,183	275,704	782,846
Receivable for investments sold	103,675	14,846	32,289
Receivable from affiliates	497	589	547
Other assets	18,446	18,117	18,547
Total assets	34,229,839	33,844,273	32,010,574
Liabilities
Distributions payable	103,176	145,890	53,165
Payable for investments purchased	430,688	386,020	718,572
Payable for fund shares repurchased	328,674	113,371	80,937
Payable to affiliates
Accounting and legal services fees	1,647	1,552	1,517
Trustees’ fees	100	99	100
Other liabilities and accrued expenses	26,883	24,174	24,987
Total liabilities	891,168	671,106	879,278
Net assets	$33,338,671	$33,173,167	$31,131,296
Net assets consist of
Paid-in capital	$33,347,406	$33,868,398	$31,495,444
Total distributable earnings (loss)	(8,735)	(695,231)	(364,148)
Net assets	$33,338,671	$33,173,167	$31,131,296
Unaffiliated investments, at cost	$32,900,629	$32,882,635	$30,622,172
Total investments, at cost	32,900,629	32,882,635	30,622,172
Net asset value per share
Based on net asset values and shares outstanding-the portfolio has an unlimited number of shares authorized with no par value.
Net assets	$33,338,671	$33,173,167	$31,131,296
Shares outstanding	3,228,465	3,430,897	3,111,520
Net asset value per share	$10.33	$9.67	$10.01
28	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 11-30-21 (unaudited)

	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Investment income
Interest	$412,611	$649,937	$312,677
Dividends from unaffiliated investments	281	9,234	—
Less foreign taxes withheld	(102)	(900)	—
Total investment income	412,790	658,271	312,677
Expenses
Investment management fees	94,552	90,528	91,338
Accounting and legal services fees	2,530	2,426	2,451
Trustees’ fees	271	249	259
Custodian fees	1,341	1,608	1,364
State registration fees	17,930	17,614	17,883
Printing and postage	6,244	6,430	6,662
Professional fees	13,946	13,890	13,898
Other	6,519	6,489	6,499
Total expenses	143,333	139,234	140,354
Less expense reductions	(143,333)	(139,234)	(140,354)
Net expenses	—	—	—
Net investment income	412,790	658,271	312,677
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	63,487	52,116	(100,426)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(84,471)	(650,299)	(415,238)
Net realized and unrealized loss	(20,984)	(598,183)	(515,664)
Increase (decrease) in net assets from operations	$391,806	$60,088	$(202,987)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	29

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Account Shares Investment-Grade Corporate Bond Portfolio		Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio		Managed Account Shares Securitized Debt Portfolio
Increase (decrease) in net assets	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21
From operations
Net investment income	$412,790	$449,917	$658,271	$634,119	$312,677	$350,065
Net realized gain (loss)	63,487	178,218	52,116	(61,842)	(100,426)	65,834
Change in net unrealized appreciation (depreciation)	(84,471)	116,449	(650,299)	863,545	(415,238)	137,897
Increase (decrease) in net assets resulting from operations	391,806	744,584	60,088	1,435,822	(202,987)	553,796
Distributions to shareholders
From net investment income and realized gain	(544,410)	(616,073)	(734,903)	(726,646)	(294,253)	(384,430)
Total distributions	(544,410)	(616,073)	(734,903)	(726,646)	(294,253)	(384,430)
From portfolio share transactions	9,051,849	16,090,471	10,734,889	15,050,368	7,107,604	16,247,706
Total increase	8,899,245	16,218,982	10,060,074	15,759,544	6,610,364	16,417,072
Net assets
Beginning of period	24,439,426	8,220,444	23,113,093	7,353,549	24,520,932	8,103,860
End of period	$33,338,671	$24,439,426	$33,173,167	$23,113,093	$31,131,296	$24,520,932
30	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-21[1]	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$10.34	$10.02	$10.00
Net investment income[3]	0.14	0.28	0.30
Net realized and unrealized gain (loss) on investments	0.04[4]	0.43	0.07
Total from investment operations	0.18	0.71	0.37
Less distributions
From net investment income	(0.19)	(0.38)	(0.35)
From net realized gain	—	(0.01)	—
Total distributions	(0.19)	(0.39)	(0.35)
Net asset value, end of period	$10.33	$10.34	$10.02
Total return (%)[5]	1.74[6]	7.09	3.74[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$24	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[7]	1.17	1.87[7]
Expenses including reductions	—[7]	—	—[7]
Net investment income	2.75[7]	2.73	3.33[7]
Portfolio turnover (%)	25	58	39

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Annualized.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-21[1]	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.85	$9.10	$10.00
Net investment income[3]	0.23	0.48	0.52
Net realized and unrealized gain (loss) on investments	(0.16)	0.83	(0.87)
Total from investment operations	0.07	1.31	(0.35)
Less distributions
From net investment income	(0.25)	(0.56)	(0.55)
Net asset value, end of period	$9.67	$9.85	$9.10
Total return (%)[4]	0.73[5]	14.69	(3.62)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$23	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[6]	1.32	1.93[6]
Expenses including reductions	—[6]	—	0.00[6,7]
Net investment income	4.58[6]	4.96	6.03[6]
Portfolio turnover (%)	16	34	40

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	31

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

Period ended	11-30-21[1]	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$10.17	$9.96	$10.00
Net investment income[3]	0.11	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.17)	0.25	(0.02)
Total from investment operations	(0.06)	0.50	0.23
Less distributions
From net investment income	(0.10)	(0.27)	(0.27)
From net realized gain	—	(0.02)	—
Total distributions	(0.10)	(0.29)	(0.27)
Net asset value, end of period	$10.01	$10.17	$9.96
Total return (%)[4]	(0.56)[5]	5.02	2.37[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$25	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[6]	1.25	1.86[6]
Expenses including reductions	—[6]	—	—[6]
Net investment income	2.16[6]	2.48	2.80[6]
Portfolio turnover (%)	30	32	41

[1]	Six months ended 11-30-21. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
32	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (collectively, John Hancock Managed Account Shares Portfolios, or the Portfolios, and individually, Portfolio) are each a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective for each portfolio is to seek high level of current income consistent with prudent investment risk.
Shares of the portfolios may be purchased only by or on behalf of separately managed account clients where the portfolios’ subadvisor or an affiliate of the subadvisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker dealer), or directly with the client, to provide management or advisory services to the managed account.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$495,250	—	$495,250	—
Corporate bonds	31,939,213	—	31,939,213	—
Municipal bonds	569,344	—	569,344	—
Common stocks	4,720	$4,720	—	—
Preferred securities	3,092	3,092	—	—
Total investments in securities	$33,011,619	$7,812	$33,003,807	—

SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	33

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$160,280	—	$160,280	—
Corporate bonds	31,927,406	—	31,927,406	—
Term loans	323,031	—	323,031	—
Asset backed securities	37,629	—	37,629	—
Common stocks	120,134	$120,134	—	—
Preferred securities	47,180	47,180	—	—
Escrow certificates	240	—	240	—
Total investments in securities	$32,615,900	$167,314	$32,448,586	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$9,854,852	—	$9,854,852	—
Asset backed securities	20,463,610	—	20,463,610	—
Total investments in securities	$30,318,462	—	$30,318,462	—
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
34	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended November 30, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended November 30, 2021 were as follows:
Portfolio	Commitment fee
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$1,733
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	1,730
Managed Account Shares Securitized Debt Portfolio	1,731
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2021, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of May 31, 2021:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	$300,832	$15,563
As of May 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on November 30, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$33,087,762	$366,367	$(442,510)	$(76,143)
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	32,999,806	308,948	(692,854)	(383,906)
Managed Account Shares Securitized Debt Portfolio	30,647,322	35,821	(364,681)	(328,860)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable, amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	35

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.63% of the portfolios’ average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive or reimburse all of the portfolios’ operating expenses. Expenses, means all expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly. This agreement expires on September 30, 2022, unless renewed by mutual agreement of the portfolios and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The portfolios are an integral part of a separately managed account program, and the portfolios’ manager, the portfolios’ subadvisor or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. Participants in a separately managed account program pay a “wrap” fee to the sponsor of the program. Participants pay no additional fees or expenses to purchase shares of the portfolios.
For the six months ended November 30, 2021, the expense reductions described above amounted to the following:

Portfolio	Expense Reductions
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$143,333
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	139,234
Managed Account Shares Securitized Debt Portfolio	140,354
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2021, were equivalent to a net annual effective rate of 0.00% of each portfolio’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended November 30, 2021, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets. For the six months ended November 30, 2021, these fees have been waived by the Advisor.
Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, based on the average daily net assets. For the six months ended November 30, 2021, the portfolios did not incur any transfer agent fees.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended November 30, 2021 and for the year ended May 31, 2021 were as follows:
	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Sold	1,324,291	$13,850,010	2,195,888	$22,853,511
Repurchased	(460,123)	(4,798,161)	(651,849)	(6,763,040)
Net increase	864,168	$9,051,849	1,544,039	$16,090,471
Total net increase	864,168	$9,051,849	1,544,039	$16,090,471

36	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Sold	1,587,138	$15,688,343	1,669,671	$16,346,965
Repurchased	(502,204)	(4,953,454)	(132,096)	(1,296,597)
Net increase	1,084,934	$10,734,889	1,537,575	$15,050,368
Total net increase	1,084,934	$10,734,889	1,537,575	$15,050,368

	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Managed Account Shares Securitized Debt Portfolio
Sold	1,376,514	$13,929,560	1,779,818	$18,114,127
Repurchased	(675,413)	(6,821,956)	(183,369)	(1,866,421)
Net increase	701,101	$7,107,604	1,596,449	$16,247,706
Total net increase	701,101	$7,107,604	1,596,449	$16,247,706
Affiliates of the portfolios owned 17%, 16% and 18% of shares of Managed Account Shares Investment-Grade Corporate Bond Portfolio, Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio and Managed Account Shares Securitized Debt Portfolio, respectively, on November 30, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended November 30, 2021:

Portfolio	Purchases	Sales
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$16,704,651	$7,357,996
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	15,623,245	4,428,271
Managed Account Shares Securitized Debt Portfolio	15,095,587	8,473,504
Note 7—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	37

Note 9—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
38	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	39

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group median for the one-year period ended December 31, 2020 and for the period from July 31, 2019 through December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to its benchmark index and peer group median for the one-year period and for the period from July 31, 2019 through December 31, 2020 including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board noted the relatively recent inception period of the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Proﬁtability/Fall out beneﬁts. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed ﬁnancial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
40	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

(c)received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reﬂect these economies of scale for the beneﬁt of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	41

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund is being monitored and reasonably addressed, where appropriate; and
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement.
(4)Noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
42	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May Looks like this could just be a conversion issue, but please ensure there is a space here.25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.Looks like this could just be a conversion issue, but please ensure there is a space here.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor,

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	43

and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2020 and for the period from July 31, 2019 through December 31, 2020. The Board also noted that the fund outperformed its peer group median for the one-year period ended December 31, 2020 and for the period from July 31, 2019 through December 31, 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group as noted above. The Board noted the relatively recent inception period of the fund. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
44	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Proﬁtability/Fall out beneﬁts. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed ﬁnancial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
(c)received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reﬂect these economies of scale for the beneﬁt of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	45

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds; and
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement.
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
46	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Securitized Debt Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	47

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2020 and for the period from July 31, 2019 through December 31, 2020. The Board also noted that the fund underperformed its peer group median for the one-year period ended December 31, 2020 and for the period from July 31, 2019 through December 31, 2020. The Board took into account management’s discussion of the fund’s performance, and noted the relatively recent inception period of the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Proﬁtability/Fall out beneﬁts. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:Looks like this could just be a conversion issue, but please ensure there is a space here.
(a)reviewed ﬁnancial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
(c)received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
48	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

(d)received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reﬂect these economies of scale for the beneﬁt of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	49

In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund is being monitored and reasonably addressed, where appropriate; and
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement.
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
50	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*,1
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Retired effective 12-31-21
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Pranay Sonalkar
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-247-0278.
You can also contact us:
800-247-0278	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	51

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-247-0278, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Managed Account Shares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1949198	JHMASSA 11/21
1/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 7, 2022
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 7, 2022